AB High Income Fund

Portfolio of Investments

July 31, 2022 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 58.6%
Industrial – 51.8%
Basic – 3.6%
Ahlstrom-Munksjo Holding 3 Oy 3.625%, 02/04/2028(a)	EUR	955	$784,559
4.875%, 02/04/2028(a)	U.S.$	4,788	3,871,675
ASP Unifrax Holdings, Inc. 5.25%, 09/30/2028(a)		2,645	2,219,186
7.50%, 09/30/2029(a) (b)		1,091	853,145
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125%, 06/15/2028(a)		527	479,474
Element Solutions, Inc. 3.875%, 09/01/2028(a)		2,415	2,230,456
ERP Iron Ore, LLC 9.039%, 12/31/2019(c) (d) (e) (f) (g)		1,355	848,854
FMG Resources (August 2006) Pty Ltd. 4.375%, 04/01/2031(a)		12,055	10,362,566
4.50%, 09/15/2027(a)		1,475	1,344,251
6.125%, 04/15/2032(a)		8,381	7,879,444
Glatfelter Corp. 4.75%, 11/15/2029(a)		3,565	2,429,065
Graphic Packaging International LLC 3.75%, 02/01/2030(a)		6,296	5,690,135
Guala Closures SpA 3.25%, 06/15/2028(a)	EUR	1,803	1,522,625
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 07/01/2028(a)	U.S.$	5,122	4,034,945
INEOS Quattro Finance 1 PLC 3.75%, 07/15/2026(a)	EUR	108	94,624
INEOS Styrolution Group GmbH 2.25%, 01/16/2027(a)		5,634	4,706,767
Ingevity Corp. 3.875%, 11/01/2028(a)	U.S.$	4,788	4,245,739
Intelligent Packaging Holdco Issuer LP 9.00% (9.00% Cash or 9.75% PIK), 01/15/2026(a) (g)		3,201	2,893,912
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC 6.00%, 09/15/2028(a)		4,418	3,688,200
Kleopatra Finco SARL 4.25%, 03/01/2026(a) (b)	EUR	5,384	4,692,436
Kobe US Midco 2, Inc. 9.25% (9.25% Cash or 10.00% PIK), 11/01/2026(a) (g)	U.S.$	6,077	5,035,117
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018(c) (d) (e) (f) (h)		16,121	0
Mercer International, Inc. 5.125%, 02/01/2029		2,306	2,160,316

	Principal Amount (000)		U.S. $ Value

Olin Corp. 5.125%, 09/15/2027	U.S.$	1,919	$1,846,577
5.625%, 08/01/2029		1,124	1,079,084
PIC AU Holdings LLC/PIC AU Holdings Corp. 10.00%, 12/31/2024(a)		84	85,596
Rimini Bidco SpA 5.25% (EURIBOR 3 Month + 5.25%), 12/14/2026(b) (i)	EUR	6,497	5,685,821
SCIL IV LLC/SCIL USA Holdings LLC 4.375%, 11/01/2026(a)		1,267	1,072,648
5.375%, 11/01/2026(a)	U.S.$	6,449	5,405,364
SPCM SA 3.125%, 03/15/2027(a)		3,640	3,103,176
3.375%, 03/15/2030(a)		4,197	3,378,819
Valvoline, Inc. 4.25%, 02/15/2030(a)		10,847	9,852,410
Vibrantz Technologies, Inc. 9.00%, 02/15/2030(a)		15,730	11,477,480
WR Grace Holdings LLC 4.875%, 06/15/2027(a)		3,382	3,240,536
5.625%, 08/15/2029(a)		1,965	1,657,402

			119,952,404

Capital Goods – 3.0%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 4.00%, 09/01/2029(a)		5,355	4,587,093
6.00%, 06/15/2027(a)		1,239	1,271,586
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 4.125%, 08/15/2026(a)		8,327	7,517,489
5.25%, 04/30/2025(a)		2,000	1,956,040
5.25%, 08/15/2027(a)		1,966	1,515,049
Bombardier, Inc. 7.125%, 06/15/2026(a)		2,000	1,855,681
7.50%, 12/01/2024(a)		731	715,907
7.50%, 03/15/2025(a)		7,321	7,180,804
7.875%, 04/15/2027(a) (b)		4,395	4,061,510
Eco Material Technologies, Inc. 7.875%, 01/31/2027(a)		7,685	6,825,415
EnerSys 4.375%, 12/15/2027(a)		5,050	4,634,524
F-Brasile SpA/F-Brasile US LLC Series XR 7.375%, 08/15/2026(a)		5,660	4,289,420
Gates Global LLC/Gates Corp. 6.25%, 01/15/2026(a)		1,845	1,803,783
GFL Environmental, Inc. 4.25%, 06/01/2025(a)		333	331,831
Granite US Holdings Corp. 11.00%, 10/01/2027(a)		2,757	2,564,202

	Principal Amount (000)		U.S. $ Value

Griffon Corp. 5.75%, 03/01/2028	U.S.$	1,264	$1,201,357
JELD-WEN, Inc. 4.625%, 12/15/2025(a)		1,036	955,714
LSB Industries, Inc. 6.25%, 10/15/2028(a)		3,107	2,820,480
Madison IAQ LLC 5.875%, 06/30/2029(a)		5,619	4,371,770
Renk AG/Frankfurt am Main 5.75%, 07/15/2025(a)	EUR	7,486	7,117,776
SPX FLOW, Inc. 8.75%, 04/01/2030(a) (b)	U.S.$	6,760	5,629,048
Tervita Corp. 11.00%, 12/01/2025(a)		5,242	5,739,257
Titan Holdings II BV 5.125%, 07/15/2029(a)	EUR	2,767	2,349,538
TransDigm, Inc. 4.625%, 01/15/2029	U.S.$	3,591	3,230,465
4.875%, 05/01/2029		5,750	5,146,899
8.00%, 12/15/2025(a)		3,335	3,452,084
Triumph Group, Inc. 6.25%, 09/15/2024(a)		1,892	1,813,101
7.75%, 08/15/2025(b)		2,289	1,964,105
8.875%, 06/01/2024(a)		3,221	3,359,880
Trivium Packaging Finance BV 3.75%, 08/15/2026(a)	EUR	132	125,427
Wesco Distribution, Inc. 7.25%, 06/15/2028(a)	U.S.$	2,462	2,567,636

			102,954,871

Communications - Media – 8.0%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028(a)		7,124	6,484,064
Altice Financing SA 5.00%, 01/15/2028(a)		4,496	3,873,436
5.75%, 08/15/2029(a)		25,958	22,526,195
AMC Networks, Inc. 4.25%, 02/15/2029		4,017	3,566,351
Arches Buyer, Inc. 6.125%, 12/01/2028(a) (b)		1,056	877,622
Banijay Entertainment SASU 3.50%, 03/01/2025(a)	EUR	815	794,757
5.375%, 03/01/2025(a)	U.S.$	6,993	6,665,766
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 08/15/2030(a)		23,087	20,542,913
4.50%, 06/01/2033(a)		13,557	11,410,653
4.75%, 03/01/2030(a)		1,939	1,763,680
4.75%, 02/01/2032(a)		25,422	22,443,798
Clear Channel Outdoor Holdings, Inc. 5.125%, 08/15/2027(a)		583	541,249

	Principal Amount (000)		U.S. $ Value

CSC Holdings LLC 4.50%, 11/15/2031(a)	U.S.$	6,832	$5,811,702
5.00%, 11/15/2031(a)		6,551	4,930,021
5.375%, 02/01/2028(a)		4,139	3,930,381
5.75%, 01/15/2030(a)		24,221	19,547,144
7.50%, 04/01/2028(a)		2,326	2,133,216
DISH DBS Corp. 5.00%, 03/15/2023		1,148	1,129,946
5.125%, 06/01/2029		10,639	6,967,291
5.25%, 12/01/2026(a)		9,108	7,803,793
5.75%, 12/01/2028(a)		9,476	7,684,764
5.875%, 11/15/2024		1,199	1,109,255
7.375%, 07/01/2028		6,580	4,685,677
7.75%, 07/01/2026		3,040	2,510,533
DISH Network Corp. 3.375%, 08/15/2026(j)		4,275	3,013,831
Gray Escrow II, Inc. 5.375%, 11/15/2031(a) (b)		8,103	7,209,195
iHeartCommunications, Inc. 5.25%, 08/15/2027(a)		2,620	2,396,349
6.375%, 05/01/2026		2,927	2,846,177
8.375%, 05/01/2027(b)		1,375	1,229,533
LCPR Senior Secured Financing DAC 6.75%, 10/15/2027(a)		4,636	4,540,368
Liberty Interactive LLC 3.75%, 02/15/2030(j)		2,208	1,000,755
McGraw-Hill Education, Inc. 5.75%, 08/01/2028(a)		6,629	5,945,616
8.00%, 08/01/2029(a)		2,114	1,775,760
National CineMedia LLC 5.875%, 04/15/2028(a)		3,387	2,448,090
Outfront Media Capital LLC/Outfront Media Capital Corp. 4.625%, 03/15/2030(a)		403	342,314
Radiate Holdco LLC/Radiate Finance, Inc. 4.50%, 09/15/2026(a)		998	923,619
Sinclair Television Group, Inc. 4.125%, 12/01/2030(a)		8,939	7,666,631
5.50%, 03/01/2030(a)		4,371	3,505,810
Sirius XM Radio, Inc. 4.00%, 07/15/2028(a)		30,900	28,696,866
5.50%, 07/01/2029(a)		110	108,037
TEGNA, Inc. 5.00%, 09/15/2029		803	785,662
Univision Communications, Inc. 4.50%, 05/01/2029(a)		2,116	1,914,463
6.625%, 06/01/2027(a)		1,134	1,140,853
7.375%, 06/30/2030(a)		9,397	9,500,500
Urban One, Inc. 7.375%, 02/01/2028(a)		12,257	10,360,785
Virgin Media Secured Finance PLC 5.50%, 05/15/2029(a)		333	313,754

	Principal Amount (000)		U.S. $ Value

Ziggo Bond Co. BV 5.125%, 02/28/2030(a)	U.S.$	4,106	$3,489,025

			270,888,200

Communications - Telecommunications – 3.3%
Altice France SA/France 5.125%, 07/15/2029(a)		17,362	14,584,028
Connect Finco SARL/Connect US Finco LLC 6.75%, 10/01/2026(a)		9,202	8,976,827
Consolidated Communications, Inc. 5.00%, 10/01/2028(a)		987	777,923
6.50%, 10/01/2028(a)		12,146	10,448,974
DKT Finance ApS 7.00%, 06/17/2023(a)	EUR	3,874	3,719,414
9.375%, 06/17/2023(a)	U.S.$	3,093	2,950,941
Embarq Corp. 7.995%, 06/01/2036		8,721	7,186,248
Frontier Communications Holdings LLC 8.75%, 05/15/2030(a)		8,693	9,228,573
Iliad Holding SASU 6.50%, 10/15/2026(a)		1,449	1,388,315
7.00%, 10/15/2028(a)		1,668	1,596,302
Intelsat Jackson Holdings SA 5.50%, 08/01/2023(c) (e) (f)		7,915	0
9.75%, 07/15/2025(c) (e) (f) (h)		1,446	0
Kaixo Bondco Telecom SA 5.125%, 09/30/2029(a)	EUR	3,977	3,520,923
Level 3 Financing, Inc. 3.75%, 07/15/2029(a)	U.S.$	3,785	3,132,088
4.25%, 07/01/2028(a)		4,459	3,906,905
4.625%, 09/15/2027(a)		5,567	5,107,291
Lumen Technologies, Inc. Series Y 7.50%, 04/01/2024		262	268,653
Telecom Italia Capital SA 7.20%, 07/18/2036		5,713	4,689,090
7.721%, 06/04/2038		6,995	5,782,155
United Group BV 4.875% (EURIBOR 3 Month + 4.88%), 02/01/2029(i)	EUR	5,496	5,008,577
Vmed O2 UK Financing I PLC 4.75%, 07/15/2031(a)	U.S.$	19,380	17,514,344
Zayo Group Holdings, Inc. 4.00%, 03/01/2027(a)		804	704,210
6.125%, 03/01/2028(a)		3,088	2,393,200

			112,884,981

Consumer Cyclical - Automotive – 3.2%
Aston Martin Capital Holdings Ltd. 10.50%, 11/30/2025(a)		5,401	5,539,681
15.00% (8.89% Cash and 6.11% PIK), 11/30/2026(a) (g)		4,486	4,940,044

	Principal Amount (000)		U.S. $ Value

Clarios Global LP/Clarios US Finance Co. 4.375%, 05/15/2026(a)	EUR	1,055	$997,142
Dana, Inc. 4.25%, 09/01/2030	U.S.$	3,854	3,244,176
Dealer Tire LLC/DT Issuer LLC 8.00%, 02/01/2028(a)		8,346	7,507,919
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024(c) (e) (f) (h)		18,493	0
(First Lien) 11.00%, 10/31/2024(c) (e) (f) (h)		7,590	0
Ford Motor Co. 3.25%, 02/12/2032		9,212	7,685,317
Ford Motor Credit Co. LLC 2.70%, 08/10/2026		388	352,965
4.95%, 05/28/2027(b)		6,465	6,351,399
5.113%, 05/03/2029		1,800	1,738,054
5.125%, 06/16/2025		538	536,210
Goodyear Tire & Rubber Co. (The) 5.00%, 07/15/2029		1,697	1,546,646
5.25%, 07/15/2031		2,963	2,579,967
IHO Verwaltungs GmbH 4.75% (4.75% Cash or 5.50% PIK), 09/15/2026(a) (g)		1,575	1,353,856
6.00% (6.00% Cash or 6.75% PIK), 05/15/2027(a) (g)		7,018	6,245,068
Jaguar Land Rover Automotive PLC 5.50%, 07/15/2029(a)		6,351	4,810,638
5.875%, 11/15/2024(a)	EUR	667	645,395
5.875%, 01/15/2028(a)	U.S.$	6,393	5,001,116
7.75%, 10/15/2025(a)		6,597	6,195,689
Mclaren Finance PLC 7.50%, 08/01/2026(a)		9,232	8,006,506
Meritor, Inc. 6.25%, 06/01/2025(a)		1,349	1,388,776
PM General Purchaser LLC 9.50%, 10/01/2028(a)		6,681	5,811,901
Real Hero Merger Sub 2, Inc. 6.25%, 02/01/2029(a)		2,302	1,865,320
Schaeffler AG 3.375%, 10/12/2028(a)	EUR	100	90,258
Tenneco, Inc. 5.00%, 07/15/2026	U.S.$	2,571	2,523,752
7.875%, 01/15/2029(a)		4,343	4,306,987
Titan International, Inc. 7.00%, 04/30/2028		7,168	6,887,388
ZF Europe Finance BV 2.00%, 02/23/2026(a)	EUR	1,200	1,099,730
ZF Finance GmbH 2.25%, 05/03/2028(a)		700	582,190

	Principal Amount (000)		U.S. $ Value

ZF North America Capital, Inc. 4.75%, 04/29/2025(a)	U.S.$	9,312	$8,868,217

			108,702,307

Consumer Cyclical - Entertainment – 3.0%
Carnival Corp. 4.00%, 08/01/2028(a)		8,433	7,331,439
5.75%, 03/01/2027(a)		6,463	5,105,770
7.625%, 03/01/2026(a)	EUR	1,630	1,452,049
9.875%, 08/01/2027(a)	U.S.$	5,639	5,822,267
10.125%, 02/01/2026(a)	EUR	1,630	1,742,915
Carnival PLC 1.00%, 10/28/2029		737	429,142
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.50%, 05/01/2025(a)	U.S.$	12,465	12,555,241
Cinemark USA, Inc. 5.25%, 07/15/2028(a)		2,584	2,299,240
Lindblad Expeditions LLC 6.75%, 02/15/2027(a)		1,512	1,388,780
Mattel, Inc. 3.75%, 04/01/2029(a)		5,792	5,380,530
Motion Bondco DAC 4.50%, 11/15/2027(a)	EUR	2,973	2,386,723
NCL Corp., Ltd. 5.875%, 03/15/2026(a) (b)	U.S.$	9,466	7,756,436
Royal Caribbean Cruises Ltd. 5.375%, 07/15/2027(a)		6,220	4,789,400
5.50%, 08/31/2026(a)		5,098	4,092,165
5.50%, 04/01/2028(a)		20,172	15,129,000
10.875%, 06/01/2023(a)		3,534	3,604,680
11.50%, 06/01/2025(a)		7,586	8,083,793
Six Flags Theme Parks, Inc. 7.00%, 07/01/2025(a)		613	630,250
Viking Cruises Ltd. 5.875%, 09/15/2027(a)		4,065	3,311,949
7.00%, 02/15/2029(a) (b)		5,016	4,077,380
13.00%, 05/15/2025(a)		2,788	2,951,309
VOC Escrow Ltd. 5.00%, 02/15/2028(a)		1,018	905,783

			101,226,241

Consumer Cyclical - Other – 2.7%
Adams Homes, Inc. 7.50%, 02/15/2025(a)		4,216	3,702,097
Brookfield Residential Properties, Inc./Brookfield Residential US LLC 4.875%, 02/15/2030(a)		5,889	4,591,594
6.25%, 09/15/2027(a)		7,295	6,561,311

	Principal Amount (000)		U.S. $ Value

Builders FirstSource, Inc. 6.375%, 06/15/2032(a) (b)	U.S.$	6,873	$6,788,500
Castle UK Finco PLC 4.829% (EURIBOR 3 Month + 5.25%), 05/15/2028(i)	EUR	2,233	1,903,831
7.00%, 05/15/2029	GBP	2,900	2,890,480
Churchill Downs, Inc. 4.75%, 01/15/2028(a)	U.S.$	1,528	1,449,301
CP Atlas Buyer, Inc. 7.00%, 12/01/2028(a)		1,842	1,449,872
Empire Communities Corp. 7.00%, 12/15/2025(a)		1,563	1,364,111
Everi Holdings, Inc. 5.00%, 07/15/2029(a)		140	127,398
Five Point Operating Co. LP/Five Point Capital Corp. 7.875%, 11/15/2025(a)		6,001	5,100,993
Forestar Group, Inc. 3.85%, 05/15/2026(a)		2,881	2,548,882
Hilton Domestic Operating Co., Inc. 3.625%, 02/15/2032(a)		2,459	2,120,887
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc 4.875%, 07/01/2031(a)		907	761,503
5.00%, 06/01/2029(a)		3,417	3,026,832
Installed Building Products, Inc. 5.75%, 02/01/2028(a)		838	766,593
International Game Technology PLC 3.50%, 06/15/2026(a)	EUR	1,026	999,718
Mattamy Group Corp. 4.625%, 03/01/2030(a)	U.S.$	4,691	3,781,030
MGM Resorts International 5.50%, 04/15/2027		4,386	4,254,467
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. 5.875%, 09/01/2031(a)		2,350	1,842,716
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 02/15/2028(a)		3,292	2,752,230
4.75%, 04/01/2029(a)		4,530	3,690,276
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875%, 05/15/2025(a)		4,781	4,400,908
Taylor Morrison Communities, Inc. 5.75%, 01/15/2028(a)		1,782	1,726,166
5.875%, 06/15/2027(a)		493	503,453
Travel + Leisure Co. 4.50%, 12/01/2029(a)		3,509	3,023,691
4.625%, 03/01/2030(a)		10,068	8,252,076
6.625%, 07/31/2026(a)		3,533	3,590,366
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 05/15/2027(a)		2,353	2,182,268

	Principal Amount (000)		U.S. $ Value

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.125%, 10/01/2029(a)	U.S.$	7,185	$6,269,755

			92,423,305

Consumer Cyclical - Restaurants – 0.8%
1011778 BC ULC/New Red Finance, Inc. 3.875%, 01/15/2028(a)		6,965	6,555,012
4.00%, 10/15/2030(a)		8,721	7,610,678
4.375%, 01/15/2028(a)		83	77,107
Stonegate Pub Co. Financing 2019 PLC 8.00%, 07/13/2025(a)	GBP	963	1,110,293
8.25%, 07/31/2025(a)		6,836	7,878,836
Yum! Brands, Inc. 4.625%, 01/31/2032	U.S.$	3,367	3,168,023

			26,399,949

Consumer Cyclical - Retailers – 3.5%
Arko Corp. 5.125%, 11/15/2029(a)		4,612	3,876,334
Asbury Automotive Group, Inc. 4.625%, 11/15/2029(a)		3,368	2,979,494
5.00%, 02/15/2032(a)		1,444	1,262,883
Bath & Body Works, Inc. 5.25%, 02/01/2028		531	500,236
6.625%, 10/01/2030(a)		3,212	3,109,930
6.75%, 07/01/2036		1,479	1,332,647
6.875%, 11/01/2035		9,394	8,628,465
7.50%, 06/15/2029		492	488,573
BCPE Ulysses Intermediate, Inc. 7.75% (7.75% Cash or 8.50% PIK), 04/01/2027(a) (g)		2,653	1,856,228
Carvana Co. 5.50%, 04/15/2027(a)		1,469	967,054
5.875%, 10/01/2028(a)		4,527	2,867,314
FirstCash, Inc. 5.625%, 01/01/2030(a)		9,711	9,124,592
Foundation Building Materials, Inc. 6.00%, 03/01/2029(a)		1,246	956,131
Gap, Inc. (The) 3.625%, 10/01/2029(a)		11,662	8,545,230
3.875%, 10/01/2031(a)		2,335	1,692,513
Kontoor Brands, Inc. 4.125%, 11/15/2029(a)		3,885	3,294,258
LBM Acquisition LLC 6.25%, 01/15/2029(a)		303	228,744
Levi Strauss & Co. 3.50%, 03/01/2031(a) (b)		2,970	2,693,569
Michaels Cos, Inc. (The) 5.25%, 05/01/2028(a)		7,693	6,403,921
7.875%, 05/01/2029(a)		6,100	4,208,931

	Principal Amount (000)		U.S. $ Value

NMG Holding Co., Inc./Neiman Marcus Group LLC 7.125%, 04/01/2026(a)	U.S.$	6,621	$6,476,090
PetSmart, Inc./PetSmart Finance Corp. 7.75%, 02/15/2029(a)		4,311	4,155,859
Rite Aid Corp. 7.50%, 07/01/2025(a)		4,738	4,128,643
Sonic Automotive, Inc. 4.625%, 11/15/2029(a)		5,847	5,053,489
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.375%, 09/30/2026(a)		4,261	3,792,743
SRS Distribution, Inc. 6.125%, 07/01/2029(a)		1,110	997,306
Staples, Inc. 7.50%, 04/15/2026(a)		12,372	10,950,319
10.75%, 04/15/2027(a)		6,383	4,766,211
TPro Acquisition Corp. 11.00%, 10/15/2024(a)		3,220	3,214,491
White Cap Buyer LLC 6.875%, 10/15/2028(a) (b)		4,257	3,600,379
William Carter Co. (The) 5.625%, 03/15/2027(a)		1,991	1,975,627
Wolverine World Wide, Inc. 4.00%, 08/15/2029(a) (b)		5,859	5,106,009

			119,234,213

Consumer Non-Cyclical – 6.2%
180 Medical, Inc. 3.875%, 10/15/2029(a)		4,968	4,522,613
AdaptHealth LLC 4.625%, 08/01/2029(a)		5,234	4,666,957
6.125%, 08/01/2028(a)		1,532	1,464,213
AHP Health Partners, Inc. 5.75%, 07/15/2029(a)		4,713	3,514,257
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 4.625%, 01/15/2027(a)		3,290	3,122,743
4.875%, 02/15/2030(a)		2,263	2,069,915
5.875%, 02/15/2028(a)		1,997	1,944,508
7.50%, 03/15/2026(a)		333	344,837
Bausch Health Cos., Inc. 4.875%, 06/01/2028(a)		10,910	8,714,490
5.00%, 02/15/2029(a)		6,076	3,095,724
6.25%, 02/15/2029(a)		4,938	2,632,189
CHS/Community Health Systems, Inc. 4.75%, 02/15/2031(a)		1,291	1,039,977
5.625%, 03/15/2027(a)		697	619,453
6.125%, 04/01/2030(a)		17,171	9,229,739
6.875%, 04/01/2028(a) (b)		2,898	1,570,570
6.875%, 04/15/2029(a)		11,480	6,382,126
8.00%, 03/15/2026(a)		2,265	2,162,533

	Principal Amount (000)		U.S. $ Value

Cidron Aida Finco SARL 5.00%, 04/01/2028(a)	EUR	949	$856,594
DaVita, Inc. 3.75%, 02/15/2031(a)	U.S.$	1,823	1,394,646
4.625%, 06/01/2030(a)		13,846	11,388,726
Embecta Corp. 5.00%, 02/15/2030(a)		1,709	1,474,764
Emergent BioSolutions, Inc. 3.875%, 08/15/2028(a)		7,410	5,626,071
Garden Spinco Corp. 8.625%, 07/20/2030(a)		3,395	3,563,914
Global Medical Response, Inc. 6.50%, 10/01/2025(a)		2,750	2,546,315
Grifols Escrow Issuer SA 3.875%, 10/15/2028(a)	EUR	6,477	5,772,321
Gruenenthal GmbH 4.125%, 05/15/2028(a)		738	681,593
IQVIA, Inc. 2.25%, 03/15/2029(a)		3,948	3,519,855
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. 7.00%, 12/31/2027(a) (b)	U.S.$	10,638	8,121,370
Lamb Weston Holdings, Inc. 4.125%, 01/31/2030(a)		5,418	5,063,862
4.375%, 01/31/2032(a)		5,802	5,482,610
Legacy LifePoint Health LLC 6.75%, 04/15/2025(a)		333	333,199
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 10.00%, 06/15/2029(a)		636	387,960
Medline Borrower LP 3.875%, 04/01/2029(a)		6,982	6,303,678
ModivCare Escrow Issuer, Inc. 5.00%, 10/01/2029(a)		643	588,515
ModivCare, Inc. 5.875%, 11/15/2025(a)		249	243,119
Mozart Debt Merger Sub, Inc. 5.25%, 10/01/2029(a) (b)		14,103	12,741,940
Option Care Health, Inc. 4.375%, 10/31/2029(a)		349	319,417
Paysafe Finance PLC/Paysafe Holdings US Corp. 4.00%, 06/15/2029(a)		5,267	4,022,671
Performance Food Group, Inc. 4.25%, 08/01/2029(a)		5,952	5,289,109
Post Holdings, Inc. 4.50%, 09/15/2031(a)		7,969	7,126,236
4.625%, 04/15/2030(a)		6,624	5,929,334
5.50%, 12/15/2029(a)		5,372	5,075,390
Primo Water Holdings, Inc. 4.375%, 04/30/2029(a)		7,622	6,590,717

	Principal Amount (000)		U.S. $ Value

RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/01/2026(a)	U.S.$	11,464	$10,777,967
RP Escrow Issuer LLC 5.25%, 12/15/2025(a)		3,960	3,567,272
Spectrum Brands, Inc. 3.875%, 03/15/2031(a)		3,322	2,735,266
Tenet Healthcare Corp. 6.125%, 10/01/2028(a)		8,609	8,388,981
6.125%, 06/15/2030(a)		4,026	4,069,956
Triton Water Holdings, Inc. 6.25%, 04/01/2029(a)		5,317	4,022,014
US Acute Care Solutions LLC 6.375%, 03/01/2026(a)		5,918	5,501,903
US Foods, Inc. 4.75%, 02/15/2029(a)		1,424	1,336,587
US Renal Care, Inc. 10.625%, 07/15/2027(a)		1,739	799,750

			208,740,466

Energy – 5.9%
Athabasca Oil Corp. 9.75%, 11/01/2026(a)		3,830	3,897,025
Berry Petroleum Co. LLC 7.00%, 02/15/2026(a)		1,645	1,550,102
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.625%, 12/15/2025(a)		2,450	2,442,797
Callon Petroleum Co. 8.25%, 07/15/2025		253	253,042
Cheniere Energy Partners LP 4.50%, 10/01/2029		2,089	2,002,305
Citgo Holding, Inc. 9.25%, 08/01/2024(a) (b)		2,595	2,581,657
CITGO Petroleum Corp. 6.375%, 06/15/2026(a)		2,387	2,286,551
7.00%, 06/15/2025(a)		9,430	9,290,132
Civitas Resources, Inc. 5.00%, 10/15/2026(a)		3,111	2,927,022
CNX Resources Corp. 6.00%, 01/15/2029(a)		1,281	1,245,314
7.25%, 03/14/2027(a)		876	886,914
Comstock Resources, Inc. 6.75%, 03/01/2029(a)		2,289	2,265,836
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.50%, 06/15/2031(a)		1,684	1,595,178
Crescent Energy Finance LLC 7.25%, 05/01/2026(a)		4,001	3,727,562
Diamond Foreign Asset Co./Diamond Finance LLC 13.00% (9.00% Cash or 13.00% PIK), 04/22/2027(a) (g)		568	565,810
13.00% (9.00% Cash or 13.00% PIK), 04/22/2027(g)		494	477,736

	Principal Amount (000)		U.S. $ Value

Encino Acquisition Partners Holdings LLC 8.50%, 05/01/2028(a)	U.S.$	7,948	$7,785,336
EnLink Midstream LLC 5.625%, 01/15/2028(a)		712	692,420
EnLink Midstream Partners LP 4.15%, 06/01/2025		8,682	8,535,667
4.40%, 04/01/2024		333	333,328
Series C 6.00%, 12/15/2022(k)		12,323	8,545,359
EQM Midstream Partners LP 4.50%, 01/15/2029(a)		3,683	3,296,336
4.75%, 01/15/2031(a)		1,913	1,732,667
Genesis Energy LP/Genesis Energy Finance Corp. 6.25%, 05/15/2026		2,898	2,694,386
7.75%, 02/01/2028		8,431	7,742,457
8.00%, 01/15/2027		4,214	4,127,877
Global Partners LP/GLP Finance Corp. 6.875%, 01/15/2029		2,289	2,084,395
7.00%, 08/01/2027		2,652	2,445,762
Gulfport Energy Corp. 6.00%, 10/15/2024(c)		2,508	251
6.375%, 05/15/2025(c)		9,574	957
6.375%, 01/15/2026(c)		9,247	925
6.625%, 05/01/2023(c)		619	62
8.00%, 05/17/2026(a)		6,537	6,562,497
Harbour Energy PLC 5.50%, 10/15/2026(a)		3,674	3,320,064
Hess Midstream Operations LP 4.25%, 02/15/2030(a)		499	443,249
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 02/01/2029(a)		1,024	931,004
6.00%, 02/01/2031(a)		1,461	1,337,613
Ithaca Energy North Sea PLC 9.00%, 07/15/2026(a)		7,843	7,502,918
ITT Holdings LLC 6.50%, 08/01/2029(a)		10,821	9,311,786
Moss Creek Resources Holdings, Inc. 7.50%, 01/15/2026(a)		7,076	6,452,350
Nabors Industries Ltd. 7.25%, 01/15/2026(a)		1,898	1,725,905
7.50%, 01/15/2028(a)		7,663	6,655,699
Nabors Industries, Inc. 7.375%, 05/15/2027(a)		1,855	1,843,715
New Fortress Energy, Inc. 6.75%, 09/15/2025(a)		8,081	7,890,966
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 02/01/2026(a)		8,369	7,640,398

	Principal Amount (000)		U.S. $ Value

Occidental Petroleum Corp. 5.875%, 09/01/2025	U.S.$	1,346	$1,386,287
6.125%, 01/01/2031		736	788,452
8.875%, 07/15/2030		558	669,784
PDC Energy, Inc. 5.75%, 05/15/2026		6,047	5,884,112
6.125%, 09/15/2024		3,611	3,605,625
Southwestern Energy Co. 5.375%, 02/01/2029		1,481	1,447,812
8.375%, 09/15/2028		343	368,549
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 8.50%, 10/15/2026(a)		4,596	4,351,431
Sunnova Energy Corp. 5.875%, 09/01/2026(a) (b)		3,054	2,870,112
Sunoco LP/Sunoco Finance Corp. 5.875%, 03/15/2028		1,917	1,835,488
Talos Production, Inc. 12.00%, 01/15/2026		7,783	8,311,144
Transocean Phoenix 2 Ltd. 7.75%, 10/15/2024(a)		3,781	3,667,961
Transocean Pontus Ltd. 6.125%, 08/01/2025(a)		985	920,950
Transocean Poseidon Ltd. 6.875%, 02/01/2027(a)		1,798	1,650,060
Transocean, Inc. 7.25%, 11/01/2025(a)		2,072	1,490,674
7.50%, 01/15/2026(a)		4,613	3,149,913
11.50%, 01/30/2027(a)		2,001	1,896,051
W&T Offshore, Inc. 9.75%, 11/01/2023(a)		4,208	4,060,685

			197,986,422

Other Industrial – 0.1%
Avient Corp. 7.125%, 08/01/2030(a)		2,187	2,258,042
Interface, Inc. 5.50%, 12/01/2028(a)		1,364	1,221,899

			3,479,941

Services – 3.8%
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.00%, 06/01/2029(a)		1,397	1,085,692
6.625%, 07/15/2026(a)		1,699	1,647,859
9.75%, 07/15/2027(a)		7,999	7,324,770
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 3.625%, 06/01/2028(a)	EUR	1,105	932,432
4.625%, 06/01/2028(a)	U.S.$	4,924	4,234,296
4.875%, 06/01/2028(a)	GBP	3,580	3,578,385
ANGI Group LLC 3.875%, 08/15/2028(a)	U.S.$	15,170	12,391,206
Aptim Corp. 7.75%, 06/15/2025(a) (b)		11,051	7,732,076

	Principal Amount (000)		U.S. $ Value

APX Group, Inc. 5.75%, 07/15/2029(a) (b)	U.S.$	11,447	$9,619,560
6.75%, 02/15/2027(a)		2,701	2,679,099
Block, Inc. 2.75%, 06/01/2026		7,220	6,740,216
3.50%, 06/01/2031		7,394	6,415,419
Cars.com, Inc. 6.375%, 11/01/2028(a)		4,403	3,795,113
Elis SA 1.625%, 04/03/2028(a)	EUR	900	795,561
Garda World Security Corp. 4.625%, 02/15/2027(a)	U.S.$	500	451,999
9.50%, 11/01/2027(a)		495	475,064
ION Trading Technologies SARL 5.75%, 05/15/2028(a)		5,678	4,602,687
Korn Ferry 4.625%, 12/15/2027(a)		2,404	2,260,722
Millennium Escrow Corp. 6.625%, 08/01/2026(a)		8,204	6,464,125
MoneyGram International, Inc. 5.375%, 08/01/2026(a)		4,855	4,787,730
Monitronics International, Inc. 0.00%, 04/01/2020(c) (e) (f)		6,914	0
MPH Acquisition Holdings LLC 5.50%, 09/01/2028(a)		4,164	3,875,305
5.75%, 11/01/2028(a) (b)		17,454	14,858,488
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.25%, 04/15/2024(a)		135	135,714
6.25%, 01/15/2028(a)		13,331	12,209,209
Sabre GLBL, Inc. 7.375%, 09/01/2025(a)		1,580	1,566,678
9.25%, 04/15/2025(a)		673	684,602
Service Corp. International/US 3.375%, 08/15/2030		589	523,586
Verisure Midholding AB 5.25%, 02/15/2029(a)	EUR	4,130	3,541,217
WASH Multifamily Acquisition, Inc. 5.75%, 04/15/2026(a)	U.S.$	1,265	1,261,283

			126,670,093

Technology – 3.1%
Ahead DB Holdings LLC 6.625%, 05/01/2028(a)		3,518	3,255,350
Avaya, Inc. 6.125%, 09/15/2028(a)		10,982	5,192,817
Cablevision Lightpath LLC 5.625%, 09/15/2028(a)		4,374	3,522,486
Clarivate Science Holdings Corp. 4.875%, 07/01/2029(a)		723	639,892
CommScope, Inc. 4.75%, 09/01/2029(a)		7,430	6,455,517

	Principal Amount (000)		U.S. $ Value

CWT Travel Group, Inc. 8.50%, 11/19/2026(a)	U.S.$	4,184	$3,865,099
Entegris Escrow Corp. 5.95%, 06/15/2030(a)		4,475	4,435,615
Imola Merger Corp. 4.75%, 05/15/2029(a)		4,868	4,552,012
Minerva Merger Sub, Inc. 6.50%, 02/15/2030(a)		7,398	6,696,395
NCR Corp. 5.125%, 04/15/2029(a)		12,758	12,261,635
5.75%, 09/01/2027(a)		1,558	1,520,972
6.125%, 09/01/2029(a)		1,207	1,177,753
Pitney Bowes, Inc. 6.875%, 03/15/2027(a)		2,627	2,143,506
Playtech PLC 4.25%, 03/07/2026(a)	EUR	776	756,620
Playtika Holding Corp. 4.25%, 03/15/2029(a)	U.S.$	3,044	2,724,149
Presidio Holdings, Inc. 8.25%, 02/01/2028(a)		9,310	8,750,480
Rackspace Technology Global, Inc. 3.50%, 02/15/2028(a)		14,232	11,775,311
Sensata Technologies BV 4.00%, 04/15/2029(a)		5,327	4,825,955
Sensata Technologies, Inc. 3.75%, 02/15/2031(a)		530	460,415
TTM Technologies, Inc. 4.00%, 03/01/2029(a)		1,341	1,173,344
Veritas US, Inc./Veritas Bermuda Ltd. 7.50%, 09/01/2025(a)		17,204	14,578,974
Virtusa Corp. 7.125%, 12/15/2028(a)		3,521	2,798,720

			103,563,017

Transportation - Airlines – 0.9%
Air Canada 3.875%, 08/15/2026(a)		394	362,492
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2026(a)		5,556	5,479,780
5.75%, 04/20/2029(a)		15,053	14,414,400
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 5.75%, 01/20/2026(a)		3,603	3,508,987
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 09/20/2025(a)		1,104	1,150,175
United Airlines, Inc. 4.625%, 04/15/2029(a)		4,652	4,287,724

			29,203,558

	Principal Amount (000)		U.S. $ Value

Transportation - Services – 0.7%
AerCap Global Aviation Trust 6.50%, 06/15/2045(a)	U.S.$	2,629	$2,474,795
Albion Financing 1 SARL/Aggreko Holdings, Inc. 5.25%, 10/15/2026(a)	EUR	2,713	2,441,368
6.125%, 10/15/2026(a)	U.S.$	2,243	1,963,301
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.375%, 03/01/2029(a) (b)		1,387	1,264,007
5.75%, 07/15/2027(a)		1,477	1,410,889
BCP V Modular Services 6.75%, 11/30/2029	EUR	5,428	4,131,968
BCP V Modular Services Finance II PLC 4.75%, 11/30/2028(a)		538	459,816
EC Finance PLC 3.00%, 10/15/2026		1,905	1,790,817
Hertz Corp. (The) 5.00%, 12/01/2029(a)	U.S.$	402	344,231
Loxam SAS 2.875%, 04/15/2026(a)	EUR	934	858,661
PROG Holdings, Inc. 6.00%, 11/15/2029(a)	U.S.$	6,240	5,179,904

			22,319,757

			1,746,629,725

Financial Institutions – 6.2%
Banking – 1.8%
Ally Financial, Inc. Series B 4.70%, 05/15/2026(k)		14,614	12,294,188
Series C 4.70%, 05/15/2028(k)		993	783,419
Bread Financial Holdings, Inc. 4.75%, 12/15/2024(a)		6,719	6,188,431
7.00%, 01/15/2026(a)		3,175	2,989,540
Credit Suisse Group AG 6.25%, 12/18/2024(a) (k)		7,786	7,516,531
6.375%, 08/21/2026(a) (k)		8,766	7,408,989
Discover Financial Services Series D 6.125%, 06/23/2025(k)		19,736	20,377,233
Intesa Sanpaolo SpA 5.017%, 06/26/2024(a)		3,198	3,076,680
5.71%, 01/15/2026(a)		860	840,063

			61,475,074

Brokerage – 0.6%
Advisor Group Holdings, Inc. 10.75%, 08/01/2027(a)		6,141	6,217,277
AG Issuer LLC 6.25%, 03/01/2028(a)		3,354	3,022,760

	Principal Amount (000)		U.S. $ Value

NFP Corp. 6.875%, 08/15/2028(a)	U.S.$	13,298	$11,662,381

			20,902,418

Finance – 1.3%
Air Lease Corp. Series B 4.65%, 06/15/2026(k)		5,818	5,111,228
Aircastle Ltd. 5.25%, 06/15/2026(a) (k)		2,836	2,250,613
Castlelake Aviation Finance DAC 5.00%, 04/15/2027(a)		4,612	3,869,988
CNG Holdings, Inc. 12.50%, 06/15/2024(a)		4,791	4,415,646
Curo Group Holdings Corp. 7.50%, 08/01/2028(a)		13,768	9,400,158
Enova International, Inc. 8.50%, 09/01/2024(a)		2,537	2,410,606
8.50%, 09/15/2025(a)		6,750	6,276,086
goeasy Ltd. 4.375%, 05/01/2026(a)		734	631,609
ILFC E-Capital Trust II 5.10% (LIBOR 3 Month + 1.80%), 12/21/2065(a)		1,500	1,147,500
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 08/15/2028(a)		3,418	2,863,075
Navient Corp. 4.875%, 03/15/2028		5,136	4,407,082
5.625%, 08/01/2033		1,834	1,447,705
6.75%, 06/25/2025		265	258,761

			44,490,057

Insurance – 0.7%
Acrisure LLC/Acrisure Finance, Inc. 10.125%, 08/01/2026(a)		3,473	3,519,579
Ardonagh Midco 2 PLC 11.50% (11.50% Cash or 12.75% PIK), 01/15/2027(a) (b) (g)		11,171	11,118,993
AssuredPartners, Inc. 5.625%, 01/15/2029(a)		8,002	7,119,350

			21,757,922

Other Finance – 0.6%
Altice France Holding SA 10.50%, 05/15/2027(a)		4,599	4,256,725
Armor Holdco, Inc. 8.50%, 11/15/2029(a)		8,586	6,993,948
Coinbase Global, Inc. 3.375%, 10/01/2028(a)		5,564	3,602,460
3.625%, 10/01/2031(a)		2,379	1,414,142

	Principal Amount (000)		U.S. $ Value

Intrum AB 4.875%, 08/15/2025	EUR	4,189	$4,026,099

			20,293,374

REITs – 1.2%
ADLER Group SA 2.75%, 11/13/2026(a)		1,200	660,391
Aedas Homes Opco SLU 4.00%, 08/15/2026		8,929	7,933,345
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 4.50%, 04/01/2027(a)	U.S.$	8,411	7,391,140
5.75%, 05/15/2026(a)		2,813	2,742,470
Diversified Healthcare Trust 9.75%, 06/15/2025		2,820	2,812,316
Iron Mountain, Inc. 5.25%, 03/15/2028(a)		1,551	1,488,960
Neinor Homes SA 4.50%, 10/15/2026(a)	EUR	5,519	4,756,168
Via Celere Desarrollos 5.25%, 04/01/2026		5,665	5,145,688
Vivion Investments SARL 3.00%, 08/08/2024(a) (b)		4,600	4,284,479
3.50%, 11/01/2025(a)		2,400	2,175,532

			39,390,489

			208,309,334

Utility – 0.6%
Electric – 0.5%
Calpine Corp. 3.75%, 03/01/2031(a)	U.S.$	7,240	6,435,419
5.125%, 03/15/2028(a)		1,557	1,463,752
ContourGlobal Power Holdings SA 3.125%, 01/01/2028(a)	EUR	813	659,597
Vistra Corp. 7.00%, 12/15/2026(a) (b) (k)	U.S.$	3,713	3,395,472
8.00%, 10/15/2026(a) (k)		4,495	4,353,629
Vistra Operations Co. LLC 4.375%, 05/01/2029(a)		1,466	1,352,488

			17,660,357

Other Utility – 0.1%
Solaris Midstream Holdings LLC 7.625%, 04/01/2026(a)		4,331	4,202,465

			21,862,822

Total Corporates - Non-Investment Grade (cost $2,252,903,248)			1,976,801,881

	Principal Amount (000)		U.S. $ Value

CORPORATES - INVESTMENT GRADE – 11.6%
Industrial – 6.3%
Basic – 1.0%
ArcelorMittal SA 6.75%, 03/01/2041	U.S.$	4,782	$4,819,481
7.00%, 10/15/2039		1,241	1,283,005
Arconic Corp. 6.00%, 05/15/2025(a)		3,466	3,498,552
Braskem Netherlands Finance BV 4.50%, 01/31/2030(a)		8,224	7,473,560
Celanese US Holdings LLC 5.90%, 07/05/2024		2,405	2,423,089
6.05%, 03/15/2025		2,405	2,426,020
Freeport Indonesia PT 4.763%, 04/14/2027(a)		696	675,990
Freeport-McMoRan, Inc. 5.40%, 11/14/2034		33	32,993
5.45%, 03/15/2043		5,095	4,770,578
INEOS Finance PLC 2.875%, 05/01/2026(a)	EUR	835	787,636
Nexa Resources SA 6.50%, 01/18/2028(a)	U.S.$	5,519	5,351,016

			33,541,920

Capital Goods – 0.4%
General Electric Co. Series D 5.159% (LIBOR 3 Month + 3.33%), 09/15/2022(i) (k)		12,108	11,368,848
Howmet Aerospace, Inc. 5.90%, 02/01/2027		805	837,186
Textron Financial Corp. 3.146% (LIBOR 3 Month + 1.74%), 02/15/2042(a) (i)		125	95,733

			12,301,767

Communications - Media – 0.5%
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.875%, 08/15/2027(a)		7,816	7,302,338
Magallanes, Inc. 3.755%, 03/15/2027(a)		3,059	2,940,528
4.054%, 03/15/2029(a)		736	700,517
4.279%, 03/15/2032(a) (b)		4,249	3,964,291
Prosus NV 4.027%, 08/03/2050(a)		1,341	913,808

			15,821,482

Communications - Telecommunications – 0.9%
Sprint Capital Corp. 8.75%, 03/15/2032		3,300	4,268,831
Sprint Corp. 7.625%, 03/01/2026		137	150,245

	Principal Amount (000)		U.S. $ Value

T-Mobile USA, Inc. 2.625%, 02/15/2029	U.S.$	5,005	$4,477,564
3.375%, 04/15/2029		9,331	8,717,734
3.50%, 04/15/2031		15,230	14,081,992

			31,696,366

Consumer Cyclical - Other – 0.5%
MDC Holdings, Inc. 6.00%, 01/15/2043		9,963	8,527,057
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625%, 04/06/2031(a)		5,800	4,616,554
Sands China Ltd. 3.25%, 08/08/2031(a)		675	511,312
4.875%, 06/18/2030		2,225	1,885,687
5.40%, 08/08/2028		1,104	994,914

			16,535,524

Consumer Cyclical - Retailers – 0.2%
Macy’s Retail Holdings LLC 5.875%, 03/15/2030(a)		4,253	3,654,095
5.875%, 04/01/2029(a)		1,195	1,050,219
6.125%, 03/15/2032(a)		2,121	1,792,902

			6,497,216

Consumer Non-Cyclical – 0.6%
BBFI Liquidating Trust 0.00%, 12/30/2099(e) (f) (h) (k)		2,174	1,299,819
Charles River Laboratories International, Inc. 3.75%, 03/15/2029(a)		3,048	2,823,523
4.00%, 03/15/2031(a)		5,304	4,885,988
Newell Brands, Inc. 4.45%, 04/01/2026		3,038	3,000,985
4.875%, 06/01/2025		748	752,829
5.75%, 04/01/2046		1,969	1,685,738
Pilgrim’s Pride Corp. 3.50%, 03/01/2032(a)		5,244	4,426,600

			18,875,482

Energy – 1.0%
Apache Corp. 5.10%, 09/01/2040		1,548	1,380,440
Cenovus Energy, Inc. 6.75%, 11/15/2039		706	784,391
Continental Resources, Inc./OK 5.75%, 01/15/2031(a)		1,103	1,085,276
Ecopetrol SA 4.625%, 11/02/2031		2,197	1,796,048
5.875%, 11/02/2051		5,917	4,304,617
Energy Transfer LP 4.40%, 03/15/2027		7,547	7,477,892
4.95%, 05/15/2028		1,214	1,215,005
Hunt Oil Co. of Peru LLC Sucursal Del Peru 6.375%, 06/01/2028(a)		227	207,546

	Principal Amount (000)		U.S. $ Value

Oleoducto Central SA 4.00%, 07/14/2027(a)	U.S.$	610	$516,899
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 01/15/2032		7,821	6,986,521
TransCanada PipeLines Ltd. 3.621% (LIBOR 3 Month + 2.21%), 05/15/2067(i)		2,500	1,902,975
Western Midstream Operating LP 3.95%, 06/01/2025(b)		1,219	1,206,776
4.50%, 03/01/2028		1,652	1,608,518
4.55%, 02/01/2030		2,516	2,339,318
4.75%, 08/15/2028		1,563	1,530,167
5.45%, 04/01/2044		916	819,417

			35,161,806

Technology – 0.5%
Broadcom, Inc. 4.00%, 04/15/2029(a)		1,006	965,304
4.15%, 04/15/2032(a)		4,859	4,580,022
4.75%, 04/15/2029		407	410,833
Dell International LLC/EMC Corp. 8.35%, 07/15/2046		690	883,524
HP, Inc. 5.50%, 01/15/2033		5,346	5,382,658
Microchip Technology, Inc. 4.25%, 09/01/2025		3,341	3,324,531

			15,546,872

Transportation - Airlines – 0.7%
Delta Air Lines, Inc. 7.00%, 05/01/2025(a)		7,534	7,890,846
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(a)		2,971	2,889,298
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50%, 06/20/2027(a)		14,434	14,582,325

			25,362,469

			211,340,904

Financial Institutions – 5.3%
Banking – 2.6%
Banco Santander SA 4.175%, 03/24/2028		3,000	2,896,271
Bank of America Corp. Series AA 6.10%, 03/17/2025(k)		1,000	1,008,600
Series B 8.05%, 06/15/2027		11,735	13,079,765
Series Z 6.50%, 10/23/2024(k)		4,009	4,124,712
Barclays PLC 7.25%, 03/15/2023(a) (k)	GBP	3,808	4,667,791

	Principal Amount (000)		U.S. $ Value

Citigroup, Inc. 5.95%, 01/30/2023(k)	U.S.$	14,778	$14,713,338
Credit Agricole SA 8.125%, 12/23/2025(a) (k)		1,767	1,881,855
8.125%, 03/23/2171(k)		4,862	5,179,942
Dresdner Funding Trust I 8.151%, 06/30/2031(a)		816	894,236
Goldman Sachs Group, Inc. (The) Series P 5.00%, 11/10/2022(k)		13,633	12,349,849
HSBC Holdings PLC 4.762%, 03/29/2033		3,458	3,267,166
6.375%, 03/30/2025(k)		1,451	1,465,510
Lloyds Banking Group PLC 3.369%, 12/14/2046		7,344	5,329,551
Regions Bank/Birmingham AL 6.45%, 06/26/2037		5,300	6,195,108
Standard Chartered PLC 4.316% (LIBOR 3 Month + 1.51%), 01/30/2027(a) (i) (k)		3,500	2,804,949
7.75%, 04/02/2023(a) (k)		1,988	2,040,433
Swedbank AB Series NC5 5.625%, 09/17/2024(a) (k)		400	398,127
UBS Group AG 7.00%, 02/19/2025(a) (k)		6,302	6,565,265

			88,862,468

Finance – 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.30%, 01/30/2032		4,899	4,101,835
Aircastle Ltd. 2.85%, 01/26/2028(a)		1,274	1,067,172
4.25%, 06/15/2026		162	151,875
5.25%, 08/11/2025(a) (b)		11,719	11,452,129
Aviation Capital Group LLC 4.125%, 08/01/2025(a)		2,077	1,974,388
4.875%, 10/01/2025(a)		1,585	1,541,845
Huarong Finance 2017 Co., Ltd. 4.75%, 04/27/2027(a)		751	639,899
Huarong Finance 2019 Co., Ltd. 3.25%, 11/13/2024(a)		708	632,908
3.75%, 05/29/2024(a)		412	377,572
Huarong Finance II Co., Ltd. 4.625%, 06/03/2026(a)		1,899	1,650,112
4.875%, 11/22/2026(a)		1,016	879,030
5.50%, 01/16/2025(a)		4,811	4,384,926

			28,853,691

Insurance – 1.4%
Centene Corp. 2.625%, 08/01/2031		12,222	10,468,699

	Principal Amount (000)		U.S. $ Value

Liberty Mutual Group, Inc. 7.80%, 03/15/2037(a)	U.S.$	12,697	$14,689,258
MetLife Capital Trust IV 7.875%, 12/15/2037(a)		9,269	10,103,479
MetLife, Inc. 10.75%, 08/01/2039		1,745	2,371,989
Nationwide Mutual Insurance Co. 4.119% (LIBOR 3 Month + 2.29%), 12/15/2024(a) (i)		5,000	4,990,413
Prudential Financial, Inc. 5.625%, 06/15/2043		4,922	4,905,206

			47,529,044

REITs – 0.4%
Country Garden Holdings Co., Ltd. 3.125%, 10/22/2025(a)		400	138,000
Office Properties Income Trust 3.45%, 10/15/2031		7,024	5,006,402
VICI Properties LP/VICI Note Co., Inc. 4.625%, 06/15/2025(a)		1,279	1,247,415
5.625%, 05/01/2024(a)		2,333	2,334,440
5.75%, 02/01/2027(a)		4,572	4,558,796

			13,285,053

			178,530,256

Total Corporates - Investment Grade (cost $401,038,567)			389,871,160

BANK LOANS – 6.5%
Industrial – 5.9%
Capital Goods – 0.8%
ACProducts Holdings, Inc. 5.916% (LIBOR 3 Month + 4.25%), 05/17/2028(l)		7,787	5,523,657
6.50% (LIBOR 3 Month + 4.25%), 05/17/2028(l)		2,596	1,841,219
Apex Tool Group, LLC 7.174% (SOFR 1 Month + 5.25%), 02/08/2029(l)		12,459	10,876,257
Granite US Holdings Corporation 6.313% (LIBOR 3 Month + 4.00%), 09/30/2026(e) (l)		8,246	7,946,753

			26,187,886

Communications - Media – 0.2%
Advantage Sales & Marketing, Inc. 6.166% (LIBOR 1 Month + 4.50%), 10/28/2027(l)		9,358	8,796,050

	Principal Amount (000)		U.S. $ Value

Communications - Telecommunications – 1.2%
Crown Subsea Communications Holding, Inc. 6.463% (LIBOR 1 Month + 4.75%), 04/27/2027(e) (l)	U.S.$	7,268	$6,905,003
DIRECTV Financing, LLC 7.372% (LIBOR 1 Month + 5.00%), 08/02/2027(l)		2,881	2,714,533
Intrado Corporation 6.372% (LIBOR 1 Month + 4.00%), 10/10/2024(l)		7,177	5,958,216
Proofpoint, Inc. 7.825% (LIBOR 3 Month + 6.25%), 08/31/2029(l)		12,450	11,967,562
Zacapa SARL 6.304% (SOFR 3 Month + 4.25%), 03/22/2029(l)		12,690	12,063,337

			39,608,651

Consumer Cyclical - Automotive – 0.1%
Clarios Global LP 5.622% (LIBOR 1 Month + 3.25%), 04/30/2026(l)		2,493	2,394,975

Consumer Cyclical - Other – 0.3%
Caesars Resort Collection, LLC 5.122% (LIBOR 1 Month + 2.75%), 12/23/2024(l)		10,169	9,927,353

Consumer Cyclical - Retailers – 0.3%
PetSmart, LLC 6.12% (LIBOR 1 Month + 3.75%), 02/11/2028(l)		5,779	5,559,951
Restoration Hardware, Inc. 5.677% (SOFR 1 Month + 3.25%), 10/20/2028(l)		4,510	4,100,356

			9,660,307

Consumer Non-Cyclical – 0.9%
Gainwell Acquisition Corp. 6.25% (LIBOR 3 Month + 4.00%), 10/01/2027(l)		6,865	6,648,021
Global Medical Response, Inc. 6.622% (LIBOR 1 Month + 4.25%), 03/14/2025(l)		5,166	4,926,162
Kronos Acquisition Holdings, Inc. 6.122% (LIBOR 1 Month + 3.75%), 12/22/2026(l)		4,639	4,331,993
Mallinckrodt International Finance S.A. 7.253% (LIBOR 3 Month + 5.25%), 09/30/2027(l)		4,698	3,887,831
Padagis, LLC 7.043% (LIBOR 3 Month + 4.75%), 07/06/2028(e) (l)		1,995	1,885,553

	Principal Amount (000)		U.S. $ Value

US Radiology Specialists, Inc. (US Outpatient Imaging Services, Inc.) 7.563% (LIBOR 3 Month + 5.25%), 12/15/2027(l)	U.S.$	10,912	$10,213,903

			31,893,463

Energy – 0.6%
CITGO Petroleum Corporation 8.622% (LIBOR 1 Month + 6.25%), 03/28/2024(l)		2,775	2,745,764
GIP II Blue Holding, L.P. 6.75% (LIBOR 3 Month + 4.50%), 09/29/2028(l)		13,657	13,292,908
Parkway Generation, LLC 7.12% (LIBOR 1 Month + 4.75%), 02/18/2029(l)		5,695	5,486,369

			21,525,041

Other Industrial – 0.3%
American Tire Distributors, Inc. 9.033% (LIBOR 3 Month + 6.25%), 10/20/2028(l)		5,107	4,798,248
Dealer Tire, LLC 6.622% (LIBOR 1 Month + 4.25%), 12/12/2025(l)		1,599	1,558,354
FCG Acquisitions, Inc. 9.00% (LIBOR 3 Month + 6.75%), 03/30/2029(e) (l)		3,390	3,195,075
Rockwood Service Corporation 6.622% (LIBOR 1 Month + 4.25%), 01/23/2027(e) (l)		498	485,259

			10,036,936

Services – 0.2%
Verscend Holding Corp. 6.372% (LIBOR 1 Month + 4.00%), 08/27/2025(l)		7,703	7,486,093

Technology – 1.0%
Ascend Learning, LLC 8.122% (LIBOR 1 Month + 5.75%), 12/10/2029(e) (l)		2,940	2,587,200
Banff Guarantor, Inc. 7.872% (LIBOR 1 Month + 5.50%), 02/27/2026(l)		2,470	2,309,450
Boxer Parent Company, Inc. 6.122% (LIBOR 1 Month + 3.75%), 10/02/2025(l)		8,619	8,282,291
Endurance International Group Holdings, Inc. 5.291% (LIBOR 1 Month + 3.50%), 02/10/2028(l)		10,215	9,363,733

	Principal Amount (000)		U.S. $ Value

FINThrive Software Intermediate Holdings, Inc. 9.122% (LIBOR 1 Month + 6.75%), 12/17/2029(l)	U.S.$	2,810	$2,486,850
Loyalty Ventures, Inc. 6.872% (LIBOR 1 Month + 4.50%), 11/03/2027(l)		6,515	4,799,590
Veritas US, Inc. 7.25% (LIBOR 3 Month + 5.00%), 09/01/2025(l)		3,557	2,996,622

			32,825,736

			200,342,491

Financial Institutions – 0.4%
Finance – 0.0%
Orbit Private Holdings I Ltd. 6.75% (LIBOR 3 Month + 4.50%), 12/11/2028(e) (l)		896	865,277

Insurance – 0.4%
Jones DesLauriers Insurance Management, Inc. 9.313% (CDOR 3 Month + 7.50%), 03/26/2029(e) (l)	CAD	605	425,138
10.998% (CDOR 3 Month + 7.50%), 03/26/2029(e) (l)		6,926	4,867,752
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.) 6.122% (LIBOR 1 Month + 3.75%), 09/03/2026(l)	U.S.$	7,453	7,229,541

			12,522,431

			13,387,708

Utility – 0.2%
Electric – 0.2%
Granite Generation LLC 6.000% (LIBOR 3 Month + 3.75%), 11/09/2026(l)		1,270	1,163,287
6.122% (LIBOR 1 Month + 3.75%), 11/09/2026(l)		6,346	5,812,005

			6,975,292

Total Bank Loans (cost $235,854,362)			220,705,491

EMERGING MARKETS - CORPORATE BONDS – 5.8%
Industrial – 5.1%
Basic – 1.4%
Braskem Idesa SAPI 6.99%, 02/20/2032(a)		2,258	1,901,688
7.45%, 11/15/2029(a)		5,151	4,687,410
Cia de Minas Buenaventura SAA 5.50%, 07/23/2026(a)		3,245	2,790,700

	Principal Amount (000)		U.S. $ Value

CSN Inova Ventures 6.75%, 01/28/2028(a)	U.S.$	10,898	$10,102,446
Eldorado Gold Corp. 6.25%, 09/01/2029(a)		4,648	3,737,282
First Quantum Minerals Ltd. 6.875%, 10/15/2027(a)		8,370	7,909,650
Indika Energy Capital IV Pte Ltd. 8.25%, 10/22/2025(a)		6,367	6,131,421
OCP SA 3.75%, 06/23/2031(a)		1,450	1,208,938
Stillwater Mining Co. 4.00%, 11/16/2026(a)		2,031	1,736,505
4.50%, 11/16/2029(a)		1,878	1,481,038
Vedanta Resources Finance II PLC 13.875%, 01/21/2024(a)		6,866	5,901,756
Volcan Cia Minera SAA 4.375%, 02/11/2026(a)		496	432,078

			48,020,912

Capital Goods – 0.6%
Cemex SAB de CV 3.875%, 07/11/2031(a)		4,563	3,656,959
5.125%, 06/08/2026(a) (k)		1,885	1,573,975
7.375%, 06/05/2027(a)		1,733	1,750,330
Embraer Netherlands Finance BV 5.40%, 02/01/2027		8,145	7,888,025
6.95%, 01/17/2028(a)		2,712	2,715,390
IHS Holding Ltd. 5.625%, 11/29/2026(a)		1,729	1,433,773
6.25%, 11/29/2028(a)		537	437,655
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058(a)		8,626	64,697
Zero Coupon, 09/10/2058(h)		8,966	67,242

			19,588,046

Communications - Media – 0.1%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(a)		4,541	3,630,813
VTR Finance NV 6.375%, 07/15/2028(a)		632	387,811

			4,018,624

Communications - Telecommunications – 0.2%
CT Trust 5.125%, 02/03/2032(a)		707	619,332
Digicel Group Holdings Ltd. 7.00%, 08/15/2022(g) (h) (k)		669	317,176
Digicel International Finance Ltd./Digicel international Holdings Ltd. 8.75%, 05/25/2024(a)		1,816	1,699,102

	Principal Amount (000)		U.S. $ Value

HTA Group Ltd./Mauritius 7.00%, 12/18/2025(a)	U.S.$	4,000	$3,552,000
MTN Mauritius Investments Ltd. 6.50%, 10/13/2026(a)		1,282	1,267,417

			7,455,027

Consumer Cyclical - Other – 0.7%
Allwyn Entertainment Finance (UK) PLC 4.125% (EURIBOR 3 Month + 4.12%), 02/15/2028(i)	EUR	3,827	3,637,881
Allwyn International AS 3.875%, 02/15/2027(a) (i)		744	657,751
Melco Resorts Finance Ltd. 5.375%, 12/04/2029(a)	U.S.$	6,251	4,313,190
5.625%, 07/17/2027(a)		3,599	2,663,260
5.75%, 07/21/2028(a)		3,277	2,326,670
MGM China Holdings Ltd. 5.25%, 06/18/2025(a)		437	368,254
5.375%, 05/15/2024(a)		2,104	1,893,600
Studio City Co., Ltd. 7.00%, 02/15/2027(a)		1,338	1,103,850
Studio City Finance Ltd. 5.00%, 01/15/2029(a)		2,502	1,239,741
6.00%, 07/15/2025(a)		1,011	652,085
6.50%, 01/15/2028(a)		224	118,412
Wynn Macau Ltd. 5.125%, 12/15/2029(a)		2,333	1,785,551
5.50%, 01/15/2026(a)		825	668,250
5.50%, 10/01/2027(a)		1,100	847,000
5.625%, 08/26/2028(a)		2,442	1,855,920

			24,131,415

Consumer Cyclical - Retailers – 0.0%
K201640219 South Africa Ltd. Zero Coupon, 06/25/2023(e) (f)	ZAR	336	0
K2016470219 South Africa Ltd. 3.00%, 12/31/2022(f) (g) (h)	U.S.$	5,622	2,811
K2016470260 South Africa Ltd. 25.00%, 12/31/2022(f) (g) (h)		3,942	0

			2,811

Consumer Non-Cyclical – 0.8%
BRF SA 4.875%, 01/24/2030(a)		1,552	1,345,274
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 04/27/2029(a)		673	629,847
MARB BondCo PLC 3.95%, 01/29/2031(a)		8,907	7,238,608
Natura & Co. Luxembourg Holdings SARL 6.00%, 04/19/2029(a)		3,267	2,883,127

	Principal Amount (000)		U.S. $ Value

Teva Pharmaceutical Finance Netherlands II BV 3.75%, 05/09/2027	EUR	2,758	$2,609,693
Teva Pharmaceutical Finance Netherlands III BV 4.75%, 05/09/2027	U.S.$	2,251	2,115,152
5.125%, 05/09/2029		2,251	2,031,528
7.125%, 01/31/2025		5,610	5,705,721
Tonon Luxembourg SA 6.50% (0.50% Cash and 6.00% PIK), 10/31/2024(c) (f) (g) (h) (m)		2,437	244
Ulker Biskuvi Sanayi AS 6.95%, 10/30/2025(a)		1,248	918,294
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(c) (d) (e) (f) (h)		13,674	1,367
10.875%, 01/13/2020(c) (d) (e) (f) (h)		2,500	250
11.75%, 02/09/2022(c) (d) (e) (f) (h)		13,613	1,361

			25,480,466

Energy – 1.0%
Acu Petroleo Luxembourg SARL 7.50%, 01/13/2032(a)		2,144	1,779,520
Cosan SA 5.50%, 09/20/2029(a)		2,027	1,891,191
Greenko Wind Projects Mauritius Ltd. 5.50%, 04/06/2025(a)		3,868	3,621,415
Investment Energy Resources Ltd. 6.25%, 04/26/2029(a)		1,321	1,209,788
Kosmos Energy Ltd. 7.50%, 03/01/2028(a)		2,896	2,306,483
Leviathan Bond Ltd. 5.75%, 06/30/2023(a)		452	453,215
6.125%, 06/30/2025(a)		2,565	2,517,410
6.50%, 06/30/2027(a)		3,495	3,374,832
Medco Platinum Road Pte Ltd. 6.75%, 01/30/2025(a)		3,365	3,233,134
MV24 Capital BV 6.748%, 06/01/2034(a)		2,821	2,580,142
Peru LNG Srl 5.375%, 03/22/2030(a)		5,787	4,817,677
SEPLAT Energy PLC 7.75%, 04/01/2026(a)		4,308	3,618,720
SierraCol Energy Andina LLC 6.00%, 06/15/2028(a)		2,354	1,690,172

			33,093,699

Services – 0.1%
Bidvest Group UK PLC (The) 3.625%, 09/23/2026(a)		1,631	1,454,444
StoneCo Ltd. 3.95%, 06/16/2028(a)		398	316,472

			1,770,916

	Principal Amount (000)		U.S. $ Value

Technology – 0.2%
CA Magnum Holdings 5.375%, 10/31/2026(a)	U.S.$	8,243	$7,253,840

Transportation - Services – 0.0%
JSW Infrastructure Ltd. 4.95%, 01/21/2029(a)		564	471,398

			171,287,154

Utility – 0.5%
Electric – 0.5%
Adani Green Energy Ltd. 4.375%, 09/08/2024(a)		1,170	1,085,175
AES Andes SA 6.35%, 10/07/2079(a)		2,632	2,265,165
Cemig Geracao e Transmissao SA 9.25%, 12/05/2024(a)		9,085	9,569,344
India Clean Energy Holdings 4.50%, 04/18/2027(a)		2,606	1,941,470
JSW Hydro Energy Ltd. 4.125%, 05/18/2031(a)		1,108	947,067
Light Servicos de Eletricidade SA/Light Energia SA 4.375%, 06/18/2026(a)		3,986	3,486,006

			19,294,227

Financial Institutions – 0.2%
Insurance – 0.1%
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc. 7.625% (7.625% Cash or 8.375% PIK), 10/15/2025(a) (g)		2,227	2,138,306

Other Finance – 0.0%
OEC Finance Ltd. 4.375%, 10/25/2029(a) (g)		299	7,781
5.25%, 12/27/2033(a) (g)		5,325	134,068
7.125%, 12/26/2046(a) (g)		10,859	334,734

			476,583

REITs – 0.1%
Agile Group Holdings Ltd. 5.50%, 05/17/2026(a)		420	109,200
Central China Real Estate Ltd. 7.50%, 07/14/2025(a)		322	88,107
China Aoyuan Group Ltd. 5.88%, 03/01/2027(a) (c) (m)		1,125	61,875
5.98%, 08/18/2025(a) (c) (m)		380	24,890
7.95%, 02/19/2023(a) (c) (m)		579	36,839
China Evergrande Group 7.50%, 06/28/2023(a) (c) (m)		636	52,987
11.50%, 01/22/2023(a) (c) (m)		2,906	235,749
12.00%, 01/22/2024(a) (c) (m)		477	39,293

	Principal Amount (000)		U.S. $ Value

China SCE Group Holdings Ltd. 5.95%, 09/29/2024(a)	U.S.$	878	$162,430
6.00%, 02/04/2026(a)		1,449	217,350
7.00%, 05/02/2025(a)		200	32,000
CIFI Holdings Group Co., Ltd. 4.80%, 05/17/2028(a)		200	66,350
Kaisa Group Holdings Ltd. 9.95%, 07/23/2025(a) (c) (m)		2,585	258,177
11.65%, 06/01/2026(a) (c) (m)		200	19,413
KWG Group Holdings Ltd. 5.95%, 08/10/2025(a)		880	105,600
6.00%, 08/14/2026(a)		400	48,000
7.40%, 01/13/2027(a)		370	44,400
Logan Group Co., Ltd. 4.50%, 01/13/2028(a)		200	25,000
Powerlong Real Estate Holdings Ltd. 4.90%, 05/13/2026(a)		700	84,000
5.95%, 04/30/2025(a)		772	92,640
Ronshine China Holdings Ltd. 6.75%, 08/05/2024(a) (c) (m)		536	37,520
7.10%, 01/25/2025(a) (c) (m)		1,706	102,360
8.10%, 06/09/2023(a) (c) (m)		687	54,960
Scenery Journey Ltd. 11.50%, 10/24/2022(a) (c) (m)		1,997	89,865
12.00%, 10/24/2023(a) (c) (m)		1,325	69,562
Seazen Group Ltd. 4.45%, 07/13/2025(a)		1,259	526,655
Shimao Group Holdings Ltd. 5.20%, 01/30/2025(a) (c) (m)		219	18,615
5.20%, 01/16/2027(a) (c) (m)		1,065	85,200
5.60%, 07/15/2026(a) (c) (m)		630	56,700
Sunac China Holdings Ltd. 5.95%, 04/26/2024(a) (c) (m)		702	78,975
6.50%, 01/26/2026(a) (c) (m)		419	46,090
6.50%, 01/10/2025(a) (c) (m)		708	77,880
6.65%, 08/03/2024(a) (c) (m)		230	25,875
7.00%, 07/09/2025(a) (c) (m)		214	23,540
Times China Holdings Ltd. 5.55%, 06/04/2024(a)		563	67,560
5.75%, 01/14/2027(a)		992	94,240
6.20%, 03/22/2026(a)		200	20,000
6.60%, 03/02/2023(a)		200	34,000
6.75%, 07/08/2025(a)		590	64,900
Yango Justice International Ltd. 7.50%, 02/17/2025(a) (c) (m)		1,169	70,140
7.50%, 04/15/2024(a) (c) (m)		344	20,640
7.875%, 09/04/2024(a) (c) (m)		790	47,400
8.25%, 11/25/2023(a) (c) (m)		400	24,000
10.25%, 09/15/2022(c) (m)		264	16,962

	Principal Amount (000)		U.S. $ Value

Yuzhou Group Holdings Co., Ltd. 7.70%, 02/20/2025(a) (c) (m)	U.S.$	200	$14,000
8.375%, 10/30/2024(a) (c) (m)		291	20,370
Zhenro Properties Group Ltd. 6.63%, 01/07/2026(a) (c) (m)		1,540	92,400
6.70%, 08/04/2026(a) (c) (m)		600	36,000
7.10%, 09/10/2024(a) (c) (m)		351	21,060
7.35%, 02/05/2025(a) (c) (m)		200	12,000

			3,753,769

			6,368,658

Total Emerging Markets - Corporate Bonds (cost $298,359,661)			196,950,039

COLLATERALIZED MORTGAGE OBLIGATIONS – 4.8%
Risk Share Floating Rate – 4.3%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-DN1, Class B 13.759% (LIBOR 1 Month + 11.50%), 01/25/2025(i)		10,553	10,726,070
Series 2015-DNA1, Class B 11.459% (LIBOR 1 Month + 9.20%), 10/25/2027(i)		897	918,701
Series 2015-DNA2, Class B 9.809% (LIBOR 1 Month + 7.55%), 12/25/2027(i)		16,043	15,829,123
Series 2015-DNA3, Class B 11.609% (LIBOR 1 Month + 9.35%), 04/25/2028(i)		7,467	7,711,290
Series 2015-HQ2, Class B 10.209% (LIBOR 1 Month + 7.95%), 05/25/2025(i)		284	288,743
Series 2015-HQA1, Class B 11.059% (LIBOR 1 Month + 8.80%), 03/25/2028(i)		12,407	12,547,172
Series 2015-HQA2, Class B 12.759% (LIBOR 1 Month + 10.50%), 05/25/2028(i)		6,952	7,341,781
Series 2016-DNA2, Class B 12.759% (LIBOR 1 Month + 10.50%), 10/25/2028(i)		5,018	5,326,006
Series 2016-DNA3, Class B 13.509% (LIBOR 1 Month + 11.25%), 12/25/2028(i)		4,446	4,833,900
Series 2016-DNA4, Class B 10.859% (LIBOR 1 Month + 8.60%), 03/25/2029(i)		1,818	1,814,538
Series 2016-HQA1, Class B 15.009% (LIBOR 1 Month + 12.75%), 09/25/2028(i)		2,985	3,256,463

	Principal Amount (000)		U.S. $ Value

Series 2016-HQA2, Class B 13.759% (LIBOR 1 Month + 11.50%), 11/25/2028(i)	U.S.$	3,911	$4,313,168
Federal National Mortgage Association Connecticut Avenue Securities Series 2016-C01, Class 1B 14.009% (LIBOR 1 Month + 11.75%), 08/25/2028(i)		4,010	4,475,121
Series 2016-C02, Class 1B 14.509% (LIBOR 1 Month + 12.25%), 09/25/2028(i)		2,879	3,261,336
Series 2016-C03, Class 1B 14.009% (LIBOR 1 Month + 11.75%), 10/25/2028(i)		7,099	7,861,416
Series 2016-C03, Class 2B 15.009% (LIBOR 1 Month + 12.75%), 10/25/2028(i)		3,931	4,474,126
Series 2016-C04, Class 1B 12.509% (LIBOR 1 Month + 10.25%), 01/25/2029(i)		13,239	14,218,852
Series 2016-C05, Class 2B 13.009% (LIBOR 1 Month + 10.75%), 01/25/2029(i)		11,989	12,908,893
Series 2016-C06, Class 1B 11.509% (LIBOR 1 Month + 9.25%), 04/25/2029(i)		8,456	8,816,547
Series 2016-C07, Class 2B 11.759% (LIBOR 1 Month + 9.50%), 05/25/2029(i)		10,240	10,691,126
JPMorgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 7.759% (LIBOR 1 Month + 5.50%), 10/25/2025(h) (i)		2,356	2,293,508
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 7.509% (LIBOR 1 Month + 5.25%), 11/25/2025(h) (i)		1,576	1,438,770
Series 2015-WF1, Class 2M2 7.759% (LIBOR 1 Month + 5.50%), 11/25/2025(h) (i)		801	746,399

			146,093,049

Non-Agency Fixed Rate – 0.4%
Alternative Loan Trust Series 2006-24CB, Class A15 5.75%, 08/25/2036		2,054	1,305,087
Series 2006-24CB, Class A16 5.75%, 08/25/2036		393	249,524
Series 2006-26CB, Class A6 6.25%, 09/25/2036		194	115,927
Series 2006-26CB, Class A8 6.25%, 09/25/2036		733	438,075
Series 2006-42, Class 1A6 6.00%, 01/25/2047		870	578,655

	Principal Amount (000)		U.S. $ Value

Series 2006-HY12, Class A5 3.587%, 08/25/2036	U.S.$	2,310	$2,159,562
Series 2006-J1, Class 1A10 5.50%, 02/25/2036		739	578,535
Series 2006-J5, Class 1A1 6.50%, 09/25/2036		664	426,032
Series 2007-15CB, Class A19 5.75%, 07/25/2037		384	266,171
Series 2007-16CB, Class 1A7 6.00%, 08/25/2037		393	329,171
Bear Stearns ARM Trust Series 2007-3, Class 1A1 3.249%, 05/25/2047		372	345,336
Series 2007-4, Class 22A1 3.716%, 06/25/2047		1,388	1,294,250
ChaseFlex Trust Series 2007-1, Class 1A3 6.50%, 02/25/2037		474	201,526
CHL Mortgage Pass-Through Trust Series 2007-HY4, Class 1A1 2.956%, 09/25/2047		381	347,495
Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 3.219%, 03/25/2037		224	200,751
CitiMortgage Alternative Loan Trust Series 2007-A3, Class 1A4 5.75%, 03/25/2037		615	563,421
CSMC Mortgage-Backed Trust Series 2006-7, Class 3A12 6.25%, 08/25/2036		783	378,604
First Horizon Alternative Mortgage Securities Trust Series 2006-AA3, Class A1 3.183%, 06/25/2036		338	285,332
Residential Accredit Loans, Inc. Trust Series 2005-QA10, Class A31 3.891%, 09/25/2035		1,306	960,630
Series 2005-QS14, Class 3A1 6.00%, 09/25/2035		862	797,653
Residential Asset Securitization Trust
Series 2006-A8, Class 3A4 6.00%, 08/25/2036		496	282,176
Series 2007-A1, Class A8 6.00%, 03/25/2037		857	344,941
Series 2007-A5, Class 2A3 6.00%, 05/25/2037		226	149,872
Washington Mutual Mortgage Pass-Through Certificates Trust Series 2006-9, Class A4 4.304%, 10/25/2036		1,606	500,002
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 2.788%, 12/28/2037		1,324	1,249,369

			14,348,097

	Principal Amount (000)		U.S. $ Value

Non-Agency Floating Rate – 0.1%
Alternative Loan Trust Series 2007-7T2, Class A3 2.859% (LIBOR 1 Month + 0.60%), 04/25/2037(i)	U.S.$	2,117	$736,099
Countrywide Home Loan Mortgage Pass-Through Trust Series 2007-13, Class A7 2.859% (LIBOR 1 Month + 0.60%), 08/25/2037(i)		318	139,220
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A10 2.509% (LIBOR 1 Month + 0.25%), 04/25/2037(i)		925	256,824
Lehman Mortgage Trust Series 2007-1, Class 3A1 2.509% (LIBOR 1 Month + 0.25%), 02/25/2037(i)		2,860	364,861
Series 2007-1, Class 3A2 4.991% (7.25% - LIBOR 1 Month), 02/25/2037(i) (n)		2,860	428,460
Lehman XS Trust Series 2007-16N, Class 2A2 3.959% (LIBOR 1 Month + 1.70%), 09/25/2047(i)		392	356,916
PHH Alternative Mortgage Trust Series 2007-1, Class 1A1 2.579% (LIBOR 1 Month + 0.32%), 02/25/2037(i)		434	321,261
Series 2007-2, Class 1A3 2.919% (LIBOR 1 Month + 0.66%), 05/25/2037(i)		268	253,732

			2,857,373

Total Collateralized Mortgage Obligations (cost $163,652,184)			163,298,519

GOVERNMENTS - TREASURIES – 3.8%
United States – 3.8%
U.S. Treasury Bonds 6.125%, 11/15/2027(o) (p)		29,263	34,054,700
U.S. Treasury Notes 2.375%, 05/15/2029(b) (o) (p)		75,728	74,189,971
3.125%, 11/15/2028(o) (p)		20,054	20,511,277

Total Governments - Treasuries (cost $130,909,375)			128,755,948

COLLATERALIZED LOAN OBLIGATIONS – 3.0%
CLO - Floating Rate – 3.0%
Ares XXXIV CLO Ltd. Series 2015-2A, Class CR 4.74% (LIBOR 3 Month + 2.00%), 04/17/2033(a) (i)		11,494	10,673,834

	Principal Amount (000)		U.S. $ Value

Ballyrock CLO 15 Ltd. Series 2021-1A, Class D 8.732% (LIBOR 3 Month + 6.22%), 04/15/2034(a) (i)	U.S.$	2,000	$1,764,258
Bristol Park CLO Ltd. Series 2016-1A, Class DR 5.462% (LIBOR 3 Month + 2.95%), 04/15/2029(a) (i)		5,000	4,606,300
Dryden 49 Senior Loan Fund Series 2017-49A, Class E 9.04% (LIBOR 3 Month + 6.30%), 07/18/2030(a) (i)		2,424	2,126,901
Dryden 57 CLO Ltd. Series 2018-57A, Class E 6.611% (LIBOR 3 Month + 5.20%), 05/15/2031(a) (i)		1,741	1,486,736
Dryden 78 CLO Ltd. Series 2020-78A, Class C 4.69% (LIBOR 3 Month + 1.95%), 04/17/2033(a) (i)		2,270	2,121,342
Series 2020-78A, Class D 5.74% (LIBOR 3 Month + 3.00%), 04/17/2033(a) (i)		11,286	10,417,997
Dryden 98 CLO Ltd. Series 2022-98A, Class E 7.304% (SOFR + 6.40%), 04/20/2035(a) (i)		4,009	3,601,544
Elevation CLO Ltd. Series 2020-11A, Class C 4.712% (LIBOR 3 Month + 2.20%), 04/15/2033(a) (i)		3,505	3,232,848
Series 2020-11A, Class D1 6.362% (LIBOR 3 Month + 3.85%), 04/15/2033(a) (i)		5,438	5,053,239
Elmwood CLO IX Ltd. Series 2021-2A, Class E 8.66% (LIBOR 3 Month + 5.95%), 07/20/2034(a) (i)		800	704,596
Elmwood CLO VII Ltd. Series 2020-4A, Class E 9.84% (LIBOR 3 Month + 7.10%), 01/17/2034(a) (i)		2,122	1,988,227
Elmwood CLO VIII Ltd. Series 2021-1A, Class E1 8.71% (LIBOR 3 Month + 6.00%), 01/20/2034(a) (i)		1,786	1,584,985
Elmwood CLO XII Ltd. Series 2021-5A, Class E 9.06% (LIBOR 3 Month + 6.35%), 01/20/2035(a) (i)		3,650	3,299,111
Flatiron CLO 21 Ltd. Series 2021-1A, Class E 8.738% (LIBOR 3 Month + 6.00%), 07/19/2034(a) (i)		350	299,862

	Principal Amount (000)		U.S. $ Value

LCM 28 Ltd. Series 28A, Class D 5.66% (LIBOR 3 Month + 2.95%), 10/20/2030(a) (i)	U.S.$	500	$429,790
Madison Park Funding LI Ltd. Series 2021-51A, Class E 9.008% (LIBOR 3 Month + 6.27%), 07/19/2034(a) (i)		1,600	1,423,565
OCP CLO Ltd. Series 2021-21A, Class E 8.99% (LIBOR 3 Month + 6.28%), 07/20/2034(a) (i)		2,250	1,947,659
Octagon Investment Partners 29 Ltd. Series 2016-1A, Class CR 4.733% (LIBOR 3 Month + 1.95%), 01/24/2033(a) (i)		8,719	8,075,500
Series 2016-1A, Class DR 5.883% (LIBOR 3 Month + 3.10%), 01/24/2033(a) (i)		7,987	7,258,544
OZLM XXII Ltd. Series 2018-22A, Class D 8.04% (LIBOR 3 Month + 5.30%), 01/17/2031(a) (i)		968	772,479
Palmer Square CLO Ltd. Series 2021-1A, Class D 8.71% (LIBOR 3 Month + 6.00%), 04/20/2034(a) (i)		6,063	5,357,928
Rad CLO 4 Ltd. Series 2019-4A, Class E 9.533% (LIBOR 3 Month + 6.75%), 04/25/2032(a) (i)		3,086	2,793,445
Rad CLO 7 Ltd. Series 2020-7A, Class C 4.74% (LIBOR 3 Month + 2.00%), 04/17/2033(a) (i)		2,940	2,779,370
Rad CLO 10 Ltd. Series 2021-10A, Class E 8.633% (LIBOR 3 Month + 5.85%), 04/23/2034(a) (i)		3,793	3,330,917
Rad CLO 11 Ltd. Series 2021-11A, Class E 8.762% (LIBOR 3 Month + 6.25%), 04/15/2034(a) (i)		1,545	1,376,512
Regatta XIX Funding Ltd. Series 2022-1A, Class E 7.959% (SOFR + 6.88%), 04/20/2035(a) (i)		1,451	1,316,385
Rockford Tower CLO Ltd. Series 2019-1A, Class ER 9.03% (LIBOR 3 Month + 6.32%), 04/20/2034(a) (i)		2,000	1,703,236
Series 2021-2A, Class E 9.11% (LIBOR 3 Month + 6.40%), 07/20/2034(a) (i)		1,100	940,097

	Principal Amount (000)		U.S. $ Value

Series 2021-3A, Class E 9.43% (LIBOR 3 Month + 6.72%), 10/20/2034(a) (i)	U.S.$	4,738	$4,161,747
Sixth Street CLO XX Ltd. Series 2021-20A, Class E 8.86% (LIBOR 3 Month + 6.15%), 10/20/2034(a) (i)		3,021	2,717,518
Trimaran Cavu Ltd. Series 2019-1A, Class E 9.75% (LIBOR 3 Month + 7.04%), 07/20/2032(a) (i)		2,469	2,174,786

Total Collateralized Loan Obligations (cost $111,219,359)			101,521,258

EMERGING MARKETS - SOVEREIGNS – 2.6%
Angola – 0.3%
Angolan Government International Bond 8.00%, 11/26/2029(a)		6,204	4,994,220
9.125%, 11/26/2049(a)		286	217,950
9.50%, 11/12/2025(a)		5,861	5,450,730

			10,662,900

Argentina – 0.2%
Argentine Republic Government International Bond 0.50%, 07/09/2030		3,546	836,834
1.00%, 07/09/2029		2,895	674,630
1.50%, 07/09/2035		24,088	5,347,638
3.50%, 07/09/2041		991	257,699
3.875%, 01/09/2038		4,145	1,162,663

			8,279,464

Bahrain – 0.2%
Bahrain Government International Bond 5.45%, 09/16/2032(a)		468	393,208
6.75%, 09/20/2029(a)		1,973	1,919,112
7.00%, 10/12/2028(a)		1,673	1,668,086
7.375%, 05/14/2030(a)		571	571,821
CBB International Sukuk Programme Co. WLL 6.25%, 11/14/2024(a)		3,791	3,881,747

			8,433,974

Dominican Republic – 0.4%
Dominican Republic International Bond 8.625%, 04/20/2027(a)		12,151	12,715,262

Ecuador – 0.2%
Ecuador Government International Bond Zero Coupon, 07/31/2030(a)		1,718	724,225
1.50%, 07/31/2040(a)		6,518	2,691,764
5.50%, 07/31/2030(a)		5,710	3,369,911

			6,785,900

	Principal Amount (000)		U.S. $ Value

Egypt – 0.1%
Egypt Government International Bond 8.70%, 03/01/2049(a)	U.S.$	612	$356,490
8.875%, 05/29/2050(a)		4,471	2,649,067

			3,005,557

El Salvador – 0.1%
El Salvador Government International Bond 6.375%, 01/18/2027(a)		3,407	1,241,000
7.125%, 01/20/2050(a)		2,430	785,649
7.625%, 09/21/2034(a)		631	207,165
7.625%, 02/01/2041(a)		1,445	482,540
9.50%, 07/15/2052(a)		2,190	748,433

			3,464,787

Gabon – 0.1%
Gabon Government International Bond 6.625%, 02/06/2031(a)		4,626	3,280,990

Ghana – 0.1%
Ghana Government International Bond 6.375%, 02/11/2027(a)		3,242	1,665,577
8.95%, 03/26/2051(a)		752	326,556
10.75%, 10/14/2030(a)		4,614	3,702,735

			5,694,868

Ivory Coast – 0.3%
Ivory Coast Government International Bond 4.875%, 01/30/2032(a)	EUR	5,018	3,805,776
6.125%, 06/15/2033(a)	U.S.$	2,415	1,958,867
6.375%, 03/03/2028(a)		3,087	2,824,605
6.625%, 03/22/2048(a)	EUR	732	521,735

			9,110,983

Nigeria – 0.1%
Nigeria Government International Bond 7.625%, 11/28/2047(a)	U.S.$	1,784	1,119,460
7.696%, 02/23/2038(a)		671	427,763
7.875%, 02/16/2032(a)		1,521	1,064,700

			2,611,923

Oman – 0.1%
Oman Government International Bond 4.875%, 02/01/2025(a)		415	411,888
6.25%, 01/25/2031(a)		1,630	1,621,850

			2,033,738

Senegal – 0.2%
Senegal Government International Bond 6.25%, 05/23/2033(a)		5,674	4,513,667
6.75%, 03/13/2048(a)		3,641	2,575,552

			7,089,219

	Principal Amount (000)		U.S. $ Value

Ukraine – 0.1%
Ukraine Government International Bond 7.253%, 03/15/2033(a)	U.S.$	3,980	$750,230
7.375%, 09/25/2032(a)		3,486	657,111
7.75%, 09/01/2023(a)		5,795	1,274,900

			2,682,241

Venezuela – 0.1%
Venezuela Government International Bond 7.65%, 04/21/2025(a) (c) (m)		6,636	547,470
9.00%, 05/07/2023(a) (c) (m)		538	45,730
9.25%, 09/15/2027(c) (m)		34,020	2,891,700
9.25%, 05/07/2028(a) (c) (m)		1,500	127,500

			3,612,400

Total Emerging Markets - Sovereigns (cost $154,529,558)			89,464,206

	Shares

COMMON STOCKS – 1.9%
Energy – 0.6%
Energy Equipment & Services – 0.2%
BIS Industries Holdings Ltd.(c) (e) (f)		5,004,988	5
CHC Group LLC(c)		104,383	21
Diamond Offshore Drilling, Inc.(c) (h)		845,334	5,706,004
Vantage Drilling International(c)		91,167	1,185,180

			6,891,210

Oil, Gas & Consumable Fuels – 0.4%
Battalion Oil Corp.(c)		135	1,430
Berry Corp.		422,161	3,605,255
Chord Energy Corp.		28,186	3,614,573
Civitas Resources, Inc.		24,592	1,449,944
Denbury, Inc.(c)		33,050	2,376,625
Golden Energy Offshore Services AS(c)		3,360,247	608,419
K201640219 South Africa Ltd. A Shares(c) (e) (f)		64,873,855	65
K201640219 South Africa Ltd. B Shares(c) (e) (f)		10,275,684	10
SandRidge Energy, Inc.(c)		1,446	27,084

			11,683,405

			18,574,615

Consumer Discretionary – 0.4%
Auto Components – 0.0%
Exide Corp.(c) (e) (f)		4,045	1,314,625

Company	Shares	U.S. $ Value

Hotels, Restaurants & Leisure – 0.0%
Caesars Entertainment, Inc.(c)	4,628	$211,453

Internet & Direct Marketing Retail – 0.0%
GOLO Mobile, Inc.(c) (e) (f)	168,790	0

Leisure Products – 0.1%
Carlson Travel, Inc.(c) (e)	104,524	1,794,364

Multiline Retail – 0.3%
ATD New Holdings, Inc.(c) (e)	161,762	11,323,340

		14,643,782

Consumer Staples – 0.4%
Household Products – 0.4%
Southeastern Grocers, Inc.(c) (e) (f)	508,189	11,434,252

Financials – 0.3%
Insurance – 0.3%
Mt. Logan Re Ltd.(c) (e) (f)	9,000	8,710,997

Industrials – 0.1%
Building Products – 0.0%
New Cotai LLC/New Cotai Capital Corp.(c) (e) (f)	14	0

Construction & Engineering – 0.1%
WillScot Mobile Mini Holdings Corp.(c)	109,384	4,223,316

		4,223,316

Communication Services – 0.1%
Diversified Telecommunication Services – 0.1%
Intelsat Jackson Holdings SA(c) (e) (f)	18,378	0
Intelsat SA(c) (e)	87,751	2,208,429

		2,208,429

Media – 0.0%
iHeartMedia, Inc. - Class A(c)	164,799	1,232,697

		3,441,126

Information Technology – 0.0%
IT Services – 0.0%
AG Tracker(c) (e) (f)	399,741	0
Paysafe Ltd.(c)	562,779	1,131,186

		1,131,186

Software – 0.0%
Avaya Holdings Corp.(c)	125,330	112,622
Monitronics International, Inc.(c)	129,032	64,516

		177,138

		1,308,324

Health Care – 0.0%
Pharmaceuticals – 0.0%
Mallinckrodt PLC(c)	22,361	391,318

Company	Shares		U.S. $ Value

Materials – 0.0%
Metals & Mining – 0.0%
Neenah Enterprises, Inc.(e)		49,578	$0

Total Common Stocks (cost $133,239,405)			62,727,730

	Principal Amount (000)

QUASI-SOVEREIGNS – 0.6%
Quasi-Sovereign Bonds – 0.6%
Mexico – 0.5%
Comision Federal de Electricidad 4.688%, 05/15/2029(a)	U.S.$	2,363	2,179,572
Petroleos Mexicanos 5.95%, 01/28/2031		3,818	2,949,405
6.49%, 01/23/2027		1,276	1,154,621
6.50%, 01/23/2029		1,268	1,077,939
6.70%, 02/16/2032		3,899	3,108,478
6.75%, 09/21/2047		6,363	4,315,705
7.69%, 01/23/2050		2,298	1,666,050

			16,451,770

Panama – 0.0%
Aeropuerto Internacional de Tocumen SA 4.00%, 08/11/2041(a)		394	327,340
5.125%, 08/11/2061(a)		223	185,062

			512,402

South Africa – 0.1%
Eskom Holdings SOC Ltd. 7.125%, 02/11/2025(a)		1,951	1,815,405

Trinidad & Tobago – 0.0%
Trinidad Generation UnLtd. 5.25%, 11/04/2027(a)		202	194,021

Venezuela – 0.0%
Petroleos de Venezuela SA 6.00%, 11/15/2026(a) (m)		5,000	275,000

Total Quasi-Sovereigns (cost $22,803,770)			19,248,598

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.5%
Non-Agency Fixed Rate CMBS – 0.4%
Citigroup Commercial Mortgage Trust Series 2013-GC11, Class XA 1.343%, 04/10/2046(q)		6,307	33,669
Commercial Mortgage Trust Series 2012-CR3, Class F 4.75%, 10/15/2045(a)		1,000	157,574
Series 2012-CR5, Class XA 1.454%, 12/10/2045(q)		6,314	4,915
Series 2013-LC6, Class XA 1.237%, 01/10/2046(q)		22,118	24,817

	Principal Amount (000)		U.S. $ Value

Series 2014-CR15, Class XA 0.628%, 02/10/2047(q)	U.S.$	6,174	$51,241
GS Mortgage Securities Corp. II Series 2013-GC10, Class XA 1.459%, 02/10/2046(q)		3,534	11,901
GS Mortgage Securities Trust Series 2011-GC5, Class C 5.159%, 08/10/2044(a)		7,937	6,587,303
Series 2013-GC13, Class D 4.071%, 07/10/2046(a)		1,500	638,385
Series 2014-GC18, Class D 5.057%, 01/10/2047(a)		895	369,269
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class XA 1.459%, 11/15/2045(a) (q)		10,684	896
UBS-Barclays Commercial Mortgage Trust Series 2012-C4, Class XA 1.544%, 12/10/2045(a) (q)		1,254	1,079
WF-RBS Commercial Mortgage Trust Series 2011-C4, Class D 4.842%, 06/15/2044(a)		2,576	2,267,591
Series 2012-C8, Class E 4.888%, 08/15/2045(a)		2,911	2,904,999
Series 2014-C20, Class D 3.986%, 05/15/2047(a)		3,701	1,406,414

			14,460,053

Non-Agency Floating Rate CMBS – 0.1%
Morgan Stanley Capital I Trust Series 2019-BPR, Class E 6.999% (LIBOR 1 Month + 5.00%), 05/15/2036(a) (i)		1,702	1,310,578

Total Commercial Mortgage-Backed Securities (cost $18,618,368)			15,770,631

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.4%
United States – 0.4%
State of California Series 2010 7.60%, 11/01/2040		1,200	1,666,997
7.625%, 03/01/2040		1,250	1,697,169
State of Illinois Series 2010 7.35%, 07/01/2035		4,120	4,657,396
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(a)		7,240	6,993,954

Total Local Governments - US Municipal Bonds (cost $13,850,343)			15,015,516

	Principal Amount (000)		U.S. $ Value

INFLATION-LINKED SECURITIES – 0.4%
Colombia – 0.4%
Fideicomiso PA Concesion Ruta al Mar 6.75%, 02/15/2044(a)	COP	14,562,910	$2,106,136
Fideicomiso PA Costera 6.25%, 01/15/2034(a)		7,580,000	1,543,528
Fideicomiso PA Pacifico Tres 7.00%, 01/15/2035(h)		36,247,335	8,370,623

Total Inflation-Linked Securities (cost $18,016,048)			12,020,287

	Shares

PREFERRED STOCKS – 0.3%
Industrial – 0.3%
Energy – 0.1%
Gulfport Energy Corp. 10.00%(e) (k)		789	4,891,800

Industrial Conglomerates – 0.2%
WESCO International, Inc. Series A 10.625%		211,900	5,964,985

Total Preferred Stocks (cost $6,361,031)			10,856,785

WARRANTS – 0.1%
Avaya Holdings Corp., expiring 12/15/2022(c)		385,763	964
Battalion Oil Corp., expiring 10/08/2022(c) (e) (f)		815	0
Battalion Oil Corp., expiring 10/08/2022(c) (e) (f)		652	0
Battalion Oil Corp., expiring 10/08/2022(c) (e) (f)		1,048	0
Encore Automotive Acceptance, expiring 07/05/2031(c) (e) (f)		44	0
Flexpath Capital, Inc., expiring 04/15/2031(c) (e) (f)		189,795	0
SandRidge Energy, Inc., A-CW22, expiring 10/03/2022(c)		304,120	12,165
SandRidge Energy, Inc., B-CW22, expiring 10/03/2022(c)		130,889	5,236
Willscot Corp., expiring 11/29/2022(c) (e) (f)		169,364	3,940,524

Total Warrants (cost $3,612,897)			3,958,889

	Principal Amount (000)

ASSET-BACKED SECURITIES – 0.1%
Other ABS - Fixed Rate – 0.1%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2018-7, Class PT 9.02%, 06/15/2043(h)	U.S.$	141	130,813

	Principal Amount (000)		U.S. $ Value

Series 2019-24, Class PT 10.954%, 08/15/2044(h)	U.S.$	370	$357,778
Series 2019-36, Class PT 13.001%, 10/17/2044(h)		707	685,281
Series 2019-43, Class PT 4.086%, 11/15/2044(h)		112	108,902
Consumer Loan Underlying Bond Club Certificate Issuer Trust I Series 2018-12, Class PT 12.08%, 06/15/2043(h)		122	116,441
Series 2018-4, Class PT 11.17%, 05/15/2043(h)		125	118,876
Consumer Loan Underlying Bond Credit Trust Series 2018-3, Class PT 8.96%, 03/16/2043 (h)		27	24,780
SoFi Consumer Loan Program LLC Series 2016-1, Class R Zero Coupon, 08/25/2025(e) (f) (h)		327	317,582

			1,860,453

Autos - Fixed Rate – 0.0%
Flagship Credit Auto Trust Series 2019-1, Class E 5.06%, 06/15/2026(a)		791	773,891

Total Asset-Backed Securities (cost $2,622,307)			2,634,344

	Shares

RIGHTS – 0.0%
Vistra Energy Corp., expiring 12/31/2049(c) (e) (cost $0)		45,881	58,498

	Principal Amount (000)

GOVERNMENTS - SOVEREIGN BONDS – 0.0%
Netherlands – 0.0%
SNS Bank NV Series E 11.25%, 12/31/2049(c) (e) (f) (k) (cost $1,373,314)	EUR	1,001	0

SHORT-TERM INVESTMENTS – 2.5%
Time Deposits – 1.6%
BBH, Grand Cayman 0.52%, 08/01/2022	GBP	351	427,482
6.45%, 08/01/2022	ZAR	109	6,547
Citibank, London (0.13)%, 08/01/2022	EUR	225	230,290

	Principal Amount (000)		U.S. $ Value

Sumitomo Trust Bank, London 1.68%, 08/01/2022	U.S.$	52,950	$52,949,724

Total Time Deposits (cost $53,614,043)			53,614,043

	Shares

Investment Companies – 0.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.72%(r) (s) (t) (cost $29,437,888)		29,437,888	29,437,888

Total Short-Term Investments (cost $83,051,931)			83,051,931

Total Investments – 103.5% (cost $4,052,015,728)(u)			3,492,711,711
Other assets less liabilities – (3.5)%			(117,719,384)

Net Assets – 100.0%			$3,374,992,327

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. Long Bond (CBT) Futures	68	September 2022	$9,792,000	$212,367
U.S. T-Note 5 Yr (CBT) Futures	2,643	September 2022	300,579,306	1,720,314
U.S. T-Note 10 Yr (CBT) Futures	175	September 2022	21,199,609	199,320
U.S. Ultra Bond (CBT) Futures	156	September 2022	24,696,750	(119,164)

				$2,012,837

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	EUR	84,422	USD	85,941	09/29/2022	$(706,073)
Barclays Bank PLC	GBP	16,971	USD	21,272	08/25/2022	593,987
BNP Paribas SA	COP	65,115,083	USD	14,282	09/15/2022	(784,917)
BNP Paribas SA	CAD	7,789	USD	6,042	10/27/2022	(39,342)
Brown Brothers Harriman & Co.	EUR	393	USD	400	09/29/2022	(3,592)
JPMorgan Chase Bank, NA	EUR	3,977	USD	4,091	09/29/2022	9,218

						$(930,719)

CREDIT DEFAULT SWAPTIONS WRITTEN

Description	Counterparty	Buy/Sell Protection	Strike Rate	Expiration Month	Notional Amount (000)	Premiums	Market Value
CDX-NAHY Series 38, 5 Year Index	BNP Paribas SA	Sell	95.00%	Aug 2022	$175,890	$2,726,295	$(142,019)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
CDX-NAHY Series 38, 5 Year Index, 06/20/2027*	5.00%	Quarterly	4.71%	USD	345,767	$5,854,300	$10,076,923	$(4,222,623)
iTraxx Europe Crossover Series 37, 5 Year Index, 06/20/2027*	5.00	Quarterly	5.10	EUR	74,910	128,018	4,708,473	(4,580,455)

						$5,982,318	$14,785,396	$(8,803,078)

*	Termination date

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00%	Monthly	7.50%	USD	2,785	$(1,024,090)	$(1,343,024)	$318,934
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	1,370	(503,928)	(650,477)	146,549
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	3,258	(743,416)	(1,136,361)	392,945
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	3,226	(736,011)	(390,474)	(345,537)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	5,318	(1,213,209)	(630,854)	(582,355)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	7,598	$(1,733,212)	$(897,860)	$(835,352)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	13,644	(3,112,489)	(1,626,818)	(1,485,671)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	34,749	(7,926,880)	(3,877,348)	(4,049,532)
Credit Suisse International
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	503	(184,859)	(70,009)	(114,850)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	1,258	(462,317)	(175,088)	(287,229)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	2,516	(914,863)	(341,065)	(573,798)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	215	(48,948)	(25,184)	(23,764)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	6,568	(1,498,180)	(765,806)	(732,374)
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	2,081	(474,969)	(229,251)	(245,718)
Goldman Sachs International
Avis Budget Car Rental LLC, 5.250%, 03/15/2025, 12/20/2023*	5.00	Quarterly	2.06	USD	1,300	55,425	23,236	32,189
Avis Budget Car Rental LLC, 5.250%, 03/15/2025, 12/20/2023*	5.00	Quarterly	2.06	USD	1,440	61,394	40,281	21,113
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	274	(100,786)	(129,926)	29,140
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	274	(100,786)	(129,926)	29,140
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	487	(111,174)	(124,427)	13,253
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	487	(111,256)	(103,716)	(7,540)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	975	$(222,511)	$(214,304)	$(8,207)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	975	(222,511)	(214,304)	(8,207)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,245	(283,980)	(150,047)	(133,933)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	23,249	(5,303,479)	(3,157,358)	(2,146,121)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	5,508	(1,256,410)	(660,482)	(595,928)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	5,059	(1,859,434)	(2,590,668)	731,234
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	1,699	(617,352)	(743,808)	126,456
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	1,699	(624,668)	(687,345)	62,677
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	1,699	(624,668)	(683,325)	58,657
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	1,699	(624,668)	(679,305)	54,637
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	548	(201,571)	(254,319)	52,748
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	1,699	(624,668)	(675,286)	50,618
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	928	(341,250)	(386,150)	44,900
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	1,857	(682,839)	(658,662)	(24,177)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	7.50	USD	1,857	(682,839)	(654,313)	(28,526)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	2,437	(556,279)	(633,617)	77,338

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	2,437	$(555,872)	$(587,572)	$31,700

						$(36,169,553)	$(26,214,962)	$(9,954,591)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs International
Markit iBoxx EUR Contingent Convertible Liquid Developed Market AT1 TRI	3 Month EURIBOR	Maturity	EUR	25,305	09/20/2022	$(909,456)
Morgan Stanley Capital Services LLC
iShares iBoxx USD High Yield Corporate Bond ETF	Fed Fund Effective Minus 1.40%	Maturity	USD	22,311	08/31/2022	0

						$(909,456)

REVERSE REPURCHASE AGREEMENTS

Broker	Currency	Principal Amount (000)	Interest Rate	Maturity	U.S. $ Value at July 31, 2022
Barclays Capital, Inc.	USD	1,931	2.25%	08/01/2022	$1,932,189
Barclays Capital, Inc.	USD	2,233	(1.25)%*	08/01/2022	2,232,285
Barclays Capital, Inc.	USD	4,032	1.75%	08/01/2022	4,032,982
Barclays Capital, Inc.	USD	7,090	2.32%	08/01/2022	7,092,867
Barclays Capital, Inc.	USD	7,638	2.00%	08/01/2022	7,640,992
Barclays Capital, Inc.	USD	10,223	(1.25)%*	08/01/2022	10,222,560
Barclays Capital, Inc.	USD	12,049	2.65%	08/02/2022	12,090,681
Barclays Capital, Inc.	USD	12,605	2.05%	08/01/2022	12,612,451
Barclays Capital, Inc.†	USD	792	1.25%	—	792,339
Barclays Capital, Inc.†	USD	853	(1.00)%*	—	852,358
Barclays Capital, Inc.†	USD	858	1.25%	—	858,000
Barclays Capital, Inc.†	USD	1,233	2.05%	—	1,233,165
Barclays Capital, Inc.†	USD	1,271	(2.25)%*	—	1,270,044
Barclays Capital, Inc.†	USD	1,663	(1.00)%*	—	1,662,500
Barclays Capital, Inc.†	USD	1,677	0.25%	—	1,677,078
Barclays Capital, Inc.†	USD	2,600	2.00%	—	2,600,375
Barclays Capital, Inc.†	USD	2,621	2.00%	—	2,620,950
Barclays Capital, Inc.†	USD	3,205	(1.00)%*	—	3,206,068
Barclays Capital, Inc.†	USD	4,076	2.25%	—	4,077,382
Barclays Capital, Inc.†	USD	7,963	2.10%	—	7,965,363
Barclays Capital, Inc.†	USD	10,089	(1.25)%*	—	10,084,717
Credit Suisse Securities (USA) LLC	USD	2,921	2.40%	08/01/2022	2,922,742
Credit Suisse Securities (USA) LLC	USD	3,674	2.32%	08/01/2022	3,675,307

Broker	Currency	Principal Amount (000)	Interest Rate	Maturity	U.S. $ Value at July 31, 2022
Credit Suisse Securities (USA) LLC	USD	3,994	2.32%	08/02/2022	$3,995,862
Credit Suisse Securities (USA) LLC	USD	4,627	2.40%	08/02/2022	4,638,855
Credit Suisse Securities (USA) LLC	USD	6,493	2.60%	08/02/2022	6,496,155
Credit Suisse Securities (USA) LLC	USD	9,473	2.32%	08/01/2022	9,480,524
Credit Suisse Securities (USA) LLC†	USD	120	(3.75)%*	—	120,400
Credit Suisse Securities (USA) LLC†	USD	815	1.90%	—	815,265
Credit Suisse Securities (USA) LLC†	EUR	860	(0.50)%*	—	878,962
Credit Suisse Securities (USA) LLC†	USD	1,419	2.00%	—	1,419,061
Credit Suisse Securities (USA) LLC†	USD	2,531	(1.25)%*	—	2,531,042
Credit Suisse Securities (USA) LLC†	EUR	4,361	(3.50)%*	—	4,453,489
Credit Suisse Securities (USA) LLC†	EUR	4,555	(0.50)%*	—	4,655,298
Credit Suisse Securities (USA) LLC†	EUR	4,727	(0.50)%*	—	4,831,659
HSBC Securities (USA) Inc.	USD	4,566	2.35%	08/02/2022	4,573,091
HSBC Securities (USA) Inc.	USD	5,177	2.35%	08/02/2022	5,190,730
HSBC Securities (USA) Inc.	USD	6,435	2.35%	08/02/2022	6,445,922
HSBC Securities (USA) Inc.	USD	10,045	2.35%	08/02/2022	10,046,967
HSBC Securities (USA) Inc.	USD	12,137	2.35%	08/04/2022	12,139,669
RBC Capital Markets†	USD	1,147	1.90%	—	1,147,250

					$187,215,596

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on July 31, 2022.
*	Interest payment due from counterparty.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total

Corporates - Non-Investment Grade	$59,752,765	$77,508,993	$0	$0	$137,261,758
Corporates - Investment Grade	0	11,557,459	0	0	11,557,459
Governments - Treasuries	0	38,396,379	0	0	38,396,379

Total	$59,752,765	$127,462,831	$0	$0	$187,215,596

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2022, the aggregate market value of these securities amounted to $2,253,580,138 or 66.8% of net assets.

(b)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(c)	Non-income producing security.
(d)	Defaulted matured security.

(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Fair valued by the Adviser.
(g)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at July 31, 2022.
(h)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.50% of net assets as of July 31, 2022, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
BBFI Liquidating Trust 0.00%, 12/30/2099	02/04/2013	$1,854,206	$1,299,819	0.04%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2018-7, Class PT 9.02%, 06/15/2043	04/25/2018- 06/01/2020	140,858	130,813	0.00%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-24, Class PT 10.954%, 08/15/2044	06/27/2019	360,725	357,778	0.01%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-36, Class PT 13.001%, 10/17/2044	09/04/2019	702,591	685,281	0.02%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-43, Class PT 4.086%, 11/15/2044	10/09/2019	111,437	108,902	0.00%
Consumer Loan Underlying Bond Club Certificate Issuer Trust I Series 2018-12, Class PT 12.08%, 06/15/2043	06/26/2018	122,152	116,441	0.00%
Consumer Loan Underlying Bond Club Certificate Issuer Trust I Series 2018-4, Class PT 11.17%, 05/15/2043	05/11/2018	125,734	118,876	0.00%
Consumer Loan Underlying Bond Credit Trust Series 2018-3, Class PT 8.96%, 03/16/2043	03/07/2018- 05/11/2018	26,622	24,780	0.00%
Diamond Offshore Drilling, Inc.	04/23/2021	2,371,458	1,003,111	0.03%
Digicel Group Holdings Ltd. 7.00%, 08/15/2022	11/28/2016- 04/01/2021	719,499	317,176	0.01%
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024	10/29/2020	0	0	0.00%
Exide Technologies (First Lien) 11.00%, 10/31/2024	10/29/2020	0	0	0.00%
Fideicomiso PA Pacifico Tres 7.00%, 01/15/2035	03/04/2016	10,748,031	8,370,623	0.25%
Intelsat Jackson Holdings SA 9.75%, 07/15/2025	06/21/2017	0	0	0.00%
JPMorgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 7.759%, 10/25/2025	09/18/2015	2,355,920	2,293,508	0.07%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022	01/31/2017- 06/30/2021	5,622,018	2,811	0.00%
K2016470260 South Africa Ltd. 25.00%, 12/31/2022	12/31/2017	3,941,905	0	0.00%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018	05/15/2013- 02/19/2015	12,955,188	0	0.00%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058	01/22/2021	$2,471,498	$67,242	0.00%
SoFi Consumer Loan Program LLC Series 2016-1, Class R Zero Coupon, 08/25/2025	07/28/2017- 08/01/2017	240,114	317,582	0.01%
Tonon Luxembourg SA 6.50%, 10/31/2024	05/03/2019- 10/31/2021	4,733,143	244	0.00%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	10/19/2012- 02/27/2014	2,931,444	1,367	0.00%
Virgolino de Oliveira Finance SA 10.875%, 01/13/2020	06/09/2014	2,486,550	250	0.00%
Virgolino de Oliveira Finance SA 11.75%, 02/09/2022	07/26/2012- 02/05/2014	17,002,228	1,361	0.00%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 7.509%, 11/25/2025	09/06/2016	1,575,758	1,438,770	0.04%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 7.759%, 11/25/2025	09/28/2015- 02/26/2018	801,181	746,399	0.02%

(i)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2022.
(j)	Convertible security.
(k)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(l)	The stated coupon rate represents the greater of the LIBOR or an alternate base rate such as the CDOR/SOFR or the LIBOR/CDOR/SOFR floor rate plus spread at July 31, 2022.
(m)	Defaulted.
(n)	Inverse interest only security.
(o)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.
(p)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(q)	IO - Interest Only.
(r)	The rate shown represents the 7-day yield as of period end.
(s)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(t)	Affiliated investments.
(u)

As of July 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $67,152,613 and gross unrealized depreciation of investments was $(642,457,361), resulting in net unrealized depreciation of $(575,304,748).

Currency Abbreviations:

CAD – Canadian Dollar

COP – Colombian Peso

EUR – Euro

GBP – Great British Pound

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

ARMs – Adjustable Rate Mortgages

CBT – Chicago Board of Trade

CDOR – Canadian Dealer Offered Rate

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CPI – Consumer Price Index

ETF – Exchange Traded Fund

EURIBOR – Euro Interbank Offered Rate

FedFundEffective – Federal Funds Effective Rate

LIBOR – London Interbank Offered Rate

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

COUNTRY BREAKDOWN1

July 31, 2022 (unaudited)

73.1%	United States
3.7%	United Kingdom
2.6%	Canada
2.1%	Luxembourg
2.0%	Brazil
1.2%	France
0.9%	Spain
0.9%	Mexico
0.8%	Germany
0.7%	Italy
0.6%	Switzerland
0.6%	India
0.6%	Colombia
7.8%	Other
2.4%	Short-Term

100.0%	Total Investments

[1]

All data are as of July 31, 2022. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.6% or less in the following: Angola, Argentina, Australia, Bahrain, Bermuda, Chile, China, Czech Republic, Denmark, Dominican Republic, Ecuador, Egypt, El Salvador, Finland, Gabon, Ghana, Guatemala, Hong Kong, Indonesia, Ireland, Israel, Ivory Coast, Jamaica, Jersey (Channel Islands), Macau, Morocco, Netherlands, Nigeria, Norway, Oman, Panama, Peru, Senegal, South Africa, Sweden, Trinidad & Tobago, Turkey, Ukraine, United Republic of Tanzania, Venezuela and Zambia.

AB High Income Fund

July 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on an exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2022:

Investments in Securities	Level 1	Level 2	Level 3		Total
Assets:
Corporates - Non-Investment Grade	$-0-	$1,975,953,027	$848,854	#	$1,976,801,881
Corporates - Investment Grade	-0-	388,571,341	1,299,819		389,871,160
Bank Loans	-0-	191,542,481	29,163,010		220,705,491
Emerging Markets - Corporate Bonds	-0-	196,947,061 #	2,978	#	196,950,039
Collateralized Mortgage Obligations	-0-	163,298,519	-0-		163,298,519
Governments - Treasuries	-0-	128,755,948	-0-		128,755,948
Collateralized Loan Obligations	-0-	101,521,258	-0-		101,521,258
Emerging Markets - Sovereigns	-0-	89,464,206	-0-		89,464,206
Common Stocks	25,941,622	21	36,786,087	#	62,727,730
Quasi-Sovereigns	-0-	19,248,598	-0-		19,248,598
Commercial Mortgage-Backed Securities	-0-	15,770,631	-0-		15,770,631
Local Governments - US Municipal Bonds	-0-	15,015,516	-0-		15,015,516
Inflation-Linked Securities	-0-	12,020,287	-0-		12,020,287
Preferred Stocks	5,964,985	-0-	4,891,800		10,856,785
Warrants	18,365	-0-	3,940,524	#	3,958,889
Asset-Backed Securities	-0-	2,316,762	317,582		2,634,344
Rights	-0-	-0-	58,498		58,498
Governments - Sovereign Bonds	-0-	-0-	0	#	-0-
Short-Term Investments:
Time Deposits	-0-	53,614,043	-0-		53,614,043
Investment Companies	29,437,888	-0-	-0-		29,437,888

Total Investments in Securities	61,362,860	3,354,039,699	77,309,152		3,492,711,711
Other Financial Instruments*:
Assets
Futures	2,132,001	-0-	-0-		2,132,001
Forward Currency Exchange Contracts	-0-	603,205	-0-		603,205
Centrally Cleared Credit Default Swaps	-0-	5,982,318	-0-		5,982,318
Credit Default Swaps	-0-	116,819	-0-		116,819
Liabilities
Futures	(119,164)	-0-	-0-		(119,164)
Forward Currency Exchange Contracts	-0-	(1,533,924)	-0-		(1,533,924)
Credit Default Swaptions Written	-0-	(142,019)	-0-		(142,019)
Credit Default Swaps	-0-	(36,286,372)	-0-		(36,286,372)
Total Return Swaps	-0-	(909,456)	-0-		(909,456)
Reverse Repurchase Agreements	(187,215,596)	-0-	-0-		(187,215,596)

Total	$(123,839,899)	$3,321,870,270	$77,309,152		$3,275,339,523

#	The Fund held securities with zero market value at period end.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grade#	Corporates - Investment Grade	Bank Loans	Emerging Markets - Corporate Bonds#
Balance as of 10/31/21	$1,028,380	$-0-	$39,398,248	$24,976
Accrued discounts/(premiums)	-0-	598	-0-	-0-
Realized gain (loss)	11,626	-0-	81,816	7,397
Change in unrealized appreciation/depreciation	(179,526)	(554,387)	(1,754,514)	(514,838)
Purchases	-0-	1,853,608	3,612,770	-0-
Sales	(11,626)	-0-	(3,456,596)	(7,397)
Transfers into Level 3	-0-	-0-	10,707,071	517,817
Transfers out of Level 3	-0-	-0-	(19,425,785)	(24,977)

Balance as of 7/31/22	$848,854	$1,299,819	$29,163,010	$2,978

Net change in unrealized appreciation/depreciation from investments held as of 7/31/22	$(179,526)	$(554,387)	$(1,681,236)	$(514,838)

	Common Stocks#	Preferred Stocks	Warrants#	Asset-Backed Securities
Balance as of 10/31/21	$49,557,924	$4,609,800	$3,285,967	$5,305,374
Accrued discounts/(premiums)	-0-	-0-	-0-	(2,504,018)
Realized gain (loss)	1,443,193	-0-	-0-	464,746
Change in unrealized appreciation/depreciation	(11,909,046)	282,000	654,557	(185,271)
Purchases	9,462,707	-0-	-0-	-0-
Sales/Paydowns	(11,768,691)	-0-	-0-	(2,763,249)
Transfers into Level 3	-0-	-0-	-0-	-0-
Transfers out of Level 3	-0-	-0-	-0-	-0-

Balance as of 7/31/22	$36,786,087	$4,891,800	$3,940,524	$317,582

Net change in unrealized appreciation/depreciation from investments held as of 7/31/22	$(12,289,479)	$282,000	$654,557	$(185,271)

	Rights	Governments - Sovereign Bonds#	Total
Balance as of 10/31/21	$61,481	$-0-	$103,272,150
Accrued discounts/(premiums)	-0-	-0-	(2,503,420)
Realized gain (loss)	-0-	-0-	2,008,778
Change in unrealized appreciation/depreciation	(2,983)	-0-	(14,164,008)
Purchases	-0-	-0-	14,929,085
Sales/Paydowns	-0-	-0-	(18,007,559)
Transfers into Level 3	-0-	-0-	11,224,888
Transfers out of Level 3	-0-	-0-	(19,450,762)

Balance as of 7/31/22	$58,498	$-0-	$77,309,152

Net change in unrealized appreciation/depreciation from investments held as of 7/31/22	$(2,983)	$-0-	$(14,471,163)

#	The Fund held securities with zero market value that were sold/expired/written off during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at July 31, 2022. Securities priced (i) by third party vendors, (ii) by brokers or (iii) using prior transaction prices, which approximates fair value, are excluded from the following table.

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 7/31/22	Valuation Technique	Unobservable Input	Input
Corporates - Non-Investment Grade	$848,854	Recovery Analysis	Collateral Value	$62.65
	$-0-	Qualitative Assessment		$0.00

	$848,854

Corporates - Investment Grade	$1,299,819	Market Approach	Market Neutral Price	$59.79
Emerging Markets - Corporate Bonds	$1,367	Qualitative Assessment		$0.01
	$1,361	Qualitative Assessment		$0.01
	$250	Qualitative Assessment		$0.01

	$2,978

Common Stocks	$8,710,997	Market Approach	NAV Equivalent	$967.89
	$1,314,625	Market Approach	EBITDA* Projection	$434.7mm to $468.2mm
			EBITDA* Multiples	6.5x-7.0x
	$5	Qualitative Assessment		$0.00
	$-0-	Qualitative Assessment		$0.00

	$10,025,627

Warrants	$3,940,524	Option Pricing Model	Exercise Price	$23.27
	$-0-	Qualitative Assessment		$0.00
	$-0-	Qualitative Assessment		$0.00
	$-0-	Qualitative Assessment		$0.00

	$3,940,524

Asset-Backed Securities	$317,582	Recovery Analysis	Collateral Value	$97.02
Governments - Sovereign Bonds	$-0-	Qualitative Assessment		$0.00

*	Earnings Before Interest, Taxes, Depreciation and Amortization.

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in Collateral Value, Market Neutral Price, NAV Equivalent, EBITDA projections and EBITDA Multiple and Exercise Price in isolation would be expected to result in a significantly higher (lower) fair value measurement.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2022 is as follows:

Fund	Market Value 10/31/21 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/22 (000)	Dividend Income (000)
Government Money Market Portfolio	$118,010	$759,383	$847,955	$29,438	$40